UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional Class, Investor Class, Service Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	46.10%
Large Cap Equity	16.84
International Equity	12.22
Fixed Interest Contract	10.98
Mid Cap Equity	6.97
Real Estate Equity	4.17
Small Cap Equity	2.72
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 994.30	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.26
Investor Class
Actual	$1,000.00	$ 991.50	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.02
Service Class
Actual	$1,000.00	$ 991.60	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.52
Class L
Actual	$1,000.00	$ 990.80	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.27
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, 0.80% for the Investor Class shares, 0.90% for the Service Class shares, and 1.05% for the Class L shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	42.89%
Large Cap Equity	18.67
International Equity	14.46
Fixed Interest Contract	8.74
Mid Cap Equity	7.68
Real Estate Equity	4.26
Small Cap Equity	3.30
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 986.40	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.36
Investor Class
Actual	$1,000.00	$ 984.70	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.12
Service Class
Actual	$1,000.00	$ 984.20	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.62
Class L
Actual	$1,000.00	$ 982.90	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.37
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class shares, 0.82% for the Investor Class shares, 0.92% for the Service Class shares, and 1.07% for the Class L shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	37.87%
Large Cap Equity	21.13
International Equity	17.40
Mid Cap Equity	8.68
Fixed Interest Contract	6.50
Real Estate Equity	4.32
Small Cap Equity	4.10
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 981.00	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.46
Investor Class
Actual	$1,000.00	$ 978.00	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.27
Service Class
Actual	$1,000.00	$ 978.00	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.77
Class L
Actual	$1,000.00	$ 977.00	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.47
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class shares, 0.85% for the Investor Class shares, 0.95% for the Service Class shares, and 1.09% for the Class L shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	30.08%
Large Cap Equity	24.54
International Equity	21.44
Mid Cap Equity	10.06
Small Cap Equity	5.19
Real Estate Equity	4.43
Fixed Interest Contract	4.26
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 965.10	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.56
Investor Class
Actual	$1,000.00	$ 964.40	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.32
Service Class
Actual	$1,000.00	$ 963.90	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.82
Class L
Actual	$1,000.00	$ 962.60	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.57
* Expenses are equal to the Fund's annualized expense ratio of 0.51% for the Institutional Class shares, 0.86% for the Investor Class shares, 0.96% for the Service Class shares, and 1.11% for the Class L shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	28.15%
International Equity	26.15
Bond	20.93
Mid Cap Equity	11.47
Small Cap Equity	6.41
Real Estate Equity	4.51
Fixed Interest Contract	2.38
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 952.90	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.72
Investor Class
Actual	$1,000.00	$ 949.80	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.47
Service Class
Actual	$1,000.00	$ 949.90	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.97
Class L
Actual	$1,000.00	$ 949.00	$5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.77
* Expenses are equal to the Fund's annualized expense ratio of 0.54% for the Institutional Class shares, 0.89% for the Investor Class shares, 0.99% for the Service Class shares, and 1.15% for the Class L shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.66%
International Equity	30.36
Bond	13.24
Mid Cap Equity	12.46
Small Cap Equity	7.54
Real Estate Equity	4.59
Fixed Interest Contract	1.15
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 937.30	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.77
Investor Class
Actual	$1,000.00	$ 935.00	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.52
Service Class
Actual	$1,000.00	$ 935.10	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.02
Class L
Actual	$1,000.00	$ 934.70	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.77
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares, 0.90% for the Investor Class shares, 1.00% for the Service Class shares, and 1.15% for the Class L shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	33.19%
Large Cap Equity	31.73
Mid Cap Equity	12.80
Bond	8.75
Small Cap Equity	8.31
Real Estate Equity	4.67
Fixed Interest Contract	0.55
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 929.50	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.82
Investor Class
Actual	$1,000.00	$ 927.80	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.57
Service Class
Actual	$1,000.00	$ 927.20	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.07
Class L
Actual	$1,000.00	$ 927.40	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.82
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, 1.01% for the Service Class shares, and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.92%
Large Cap Equity	31.31
Mid Cap Equity	12.60
Small Cap Equity	8.80
Bond	7.30
Real Estate Equity	4.75
Fixed Interest Contract	0.32
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 925.40	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.82
Investor Class
Actual	$1,000.00	$ 924.30	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.57
Service Class
Actual	$1,000.00	$ 922.50	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.07
Class L
Actual	$1,000.00	$ 921.90	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.82
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, 1.01% for the Service Class shares, and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.09%
Large Cap Equity	30.56
Mid Cap Equity	12.24
Small Cap Equity	9.12
Bond	6.86
Real Estate Equity	4.83
Fixed Interest Contract	0.30
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 924.10	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.87
Investor Class
Actual	$1,000.00	$ 923.00	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.62
Service Class
Actual	$1,000.00	$ 922.40	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.12
Class L
Actual	$1,000.00	$ 922.10	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.87
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2060 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	37.11%
Large Cap Equity	29.62
Mid Cap Equity	11.84
Small Cap Equity	9.47
Bond	6.75
Real Estate Equity	4.92
Fixed Interest Contract	0.29
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 923.80	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.26
Investor Class
Actual	$1,000.00	$ 922.20	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.02
Service Class
Actual	$1,000.00	$ 921.60	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.42
Class L
Actual	$1,000.00	$ 920.30	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.27
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, 0.80% for the Investor Class shares, 0.88% for the Service Class shares, and 1.05% for the Class L shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.34%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,294,945	Great-West Bond Index Fund Institutional Class(a)	$ 76,378,077
3,577,337	Great-West Core Bond Fund Institutional Class(a)	37,526,261
4,440,130	Great-West Global Bond Fund Institutional Class(a)	39,339,555
2,533,573	Great-West High Yield Bond Fund Institutional Class(a)	23,486,224
8,885,672	Great-West Inflation-Protected Securities Fund Institutional Class(a)	90,011,853
3,211,344	Great-West Multi-Sector Bond Fund Institutional Class(a)	30,828,903
3,349,448	Great-West Short Duration Bond Fund Institutional Class(a)	33,829,430

TOTAL BOND MUTUAL FUNDS — 46.15% (Cost $322,510,723)		$331,400,303
EQUITY MUTUAL FUNDS
475,589	American Century Real Estate Fund Class R6	11,694,721
867,684	DFA International Real Estate Securities Portfolio Institutional Class	3,262,492
265,357	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,719,915
1,134,173	Great-West Emerging Markets Equity Fund Institutional Class(a)	9,708,518
1,589,014	Great-West International Growth Fund Institutional Class(a)	15,429,322
3,774,058	Great-West International Index Fund Institutional Class(a)	34,155,225
2,489,997	Great-West International Value Fund Institutional Class(a)	18,849,275
2,351,911	Great-West Large Cap Growth Fund Institutional Class(a)	26,600,118
5,143,085	Great-West Large Cap Value Fund Institutional Class(a)	31,732,837
1,050,168	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,448,034
Shares		Fair Value
Equity Mutual Funds — (continued)
1,505,017	Great-West Mid Cap Value Fund Institutional Class(a)	$ 10,941,471
1,652,668	Great-West Real Estate Index Fund Institutional Class(a)	11,733,942
6,289,830	Great-West S&P 500® Index Fund Institutional Class(a)	58,369,623
3,257,143	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	25,112,574
1,861,251	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	12,023,682
101,346	Great-West Small Cap Growth Fund Institutional Class(a)	1,081,365
1,396,637	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,368,625
334,708	Invesco Global Real Estate Fund Class R6	3,276,789
148,154	Janus Henderson Triton Fund Class N	4,379,418
880,949	Northern Emerging Markets Equity Index Fund	9,672,820

TOTAL EQUITY MUTUAL FUNDS — 42.97% (Cost $318,021,858)		$308,560,766
Account Balance
FIXED INTEREST CONTRACT
78,934,842 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	78,934,842

TOTAL FIXED INTEREST CONTRACT — 10.99% (Cost $78,934,842)		$ 78,934,842
TOTAL INVESTMENTS — 100.11% (Cost $719,467,423)		$718,895,911
OTHER ASSETS & LIABILITIES, NET — (0.11)%		$ (807,200)
TOTAL NET ASSETS — 100.00%		$718,088,711

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,863,228	Great-West Bond Index Fund Institutional Class(a)	$ 29,978,001
1,402,045	Great-West Core Bond Fund Institutional Class(a)	14,707,454
1,632,579	Great-West Global Bond Fund Institutional Class(a)	14,464,649
950,694	Great-West High Yield Bond Fund Institutional Class(a)	8,812,931
2,546,315	Great-West Inflation-Protected Securities Fund Institutional Class(a)	25,794,168
1,248,627	Great-West Multi-Sector Bond Fund Institutional Class(a)	11,986,820
1,000,879	Great-West Short Duration Bond Fund Institutional Class(a)	10,108,875

TOTAL BOND MUTUAL FUNDS — 42.91% (Cost $112,463,468)		$115,852,898
EQUITY MUTUAL FUNDS
181,127	American Century Real Estate Fund Class R6	4,453,909
342,873	DFA International Real Estate Securities Portfolio Institutional Class	1,289,202
110,610	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,133,757
524,021	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,485,619
697,661	Great-West International Growth Fund Institutional Class(a)	6,774,290
1,661,138	Great-West International Index Fund Institutional Class(a)	15,033,300
1,093,824	Great-West International Value Fund Institutional Class(a)	8,280,249
971,010	Great-West Large Cap Growth Fund Institutional Class(a)	10,982,119
2,147,206	Great-West Large Cap Value Fund Institutional Class(a)	13,248,260
480,707	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,951,540
Shares		Fair Value
Equity Mutual Funds — (continued)
624,535	Great-West Mid Cap Value Fund Institutional Class(a)	$ 4,540,373
627,532	Great-West Real Estate Index Fund Institutional Class(a)	4,455,478
2,609,636	Great-West S&P 500® Index Fund Institutional Class(a)	24,217,426
1,346,948	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,384,970
844,126	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,453,054
48,195	Great-West Small Cap Growth Fund Institutional Class(a)	514,239
577,868	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,703,848
131,926	Invesco Global Real Estate Fund Class R6	1,291,554
67,603	Janus Henderson Triton Fund Class N	1,998,334
407,774	Northern Emerging Markets Equity Index Fund	4,477,357

TOTAL EQUITY MUTUAL FUNDS — 48.40% (Cost $134,779,355)		$130,668,878
Account Balance
FIXED INTEREST CONTRACT
23,617,624 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	23,617,624

TOTAL FIXED INTEREST CONTRACT — 8.75% (Cost $23,617,624)		$ 23,617,624
TOTAL INVESTMENTS — 100.06% (Cost $270,860,447)		$270,139,400
OTHER ASSETS & LIABILITIES, NET — (0.06)%		$ (152,933)
TOTAL NET ASSETS — 100.00%		$269,986,467

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
14,993,293	Great-West Bond Index Fund Institutional Class(a)	$ 156,979,779
7,340,439	Great-West Core Bond Fund Institutional Class(a)	77,001,204
8,061,144	Great-West Global Bond Fund Institutional Class(a)	71,421,741
4,793,668	Great-West High Yield Bond Fund Institutional Class(a)	44,437,302
9,673,099	Great-West Inflation-Protected Securities Fund Institutional Class(a)	97,988,492
6,497,038	Great-West Multi-Sector Bond Fund Institutional Class(a)	62,371,560
4,010,923	Great-West Short Duration Bond Fund Institutional Class(a)	40,510,323

TOTAL BOND MUTUAL FUNDS — 37.90% (Cost $534,961,117)		$ 550,710,401
EQUITY MUTUAL FUNDS
979,140	American Century Real Estate Fund Class R6	24,077,054
1,944,166	DFA International Real Estate Securities Portfolio Institutional Class	7,310,066
677,911	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,948,589
3,536,659	Great-West Emerging Markets Equity Fund Institutional Class(a)	30,273,805
4,470,391	Great-West International Growth Fund Institutional Class(a)	43,407,501
10,622,432	Great-West International Index Fund Institutional Class(a)	96,133,008
7,009,711	Great-West International Value Fund Institutional Class(a)	53,063,509
5,857,280	Great-West Large Cap Growth Fund Institutional Class(a)	66,245,835
13,048,132	Great-West Large Cap Value Fund Institutional Class(a)	80,506,976
3,196,237	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	19,624,897
Shares		Fair Value
Equity Mutual Funds — (continued)
3,822,607	Great-West Mid Cap Value Fund Institutional Class(a)	$ 27,790,351
3,398,282	Great-West Real Estate Index Fund Institutional Class(a)	24,127,799
15,837,515	Great-West S&P 500® Index Fund Institutional Class(a)	146,972,135
8,189,940	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	63,144,435
5,681,175	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	36,700,389
314,555	Great-West Small Cap Growth Fund Institutional Class(a)	3,356,306
3,485,998	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,376,022
750,069	Invesco Global Real Estate Fund Class R6	7,343,176
451,935	Janus Henderson Triton Fund Class N	13,359,193
2,744,941	Northern Emerging Markets Equity Index Fund	30,139,449

TOTAL EQUITY MUTUAL FUNDS — 55.67% (Cost $843,148,014)		$ 808,900,495
Account Balance
FIXED INTEREST CONTRACT
94,503,362 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	94,503,362

TOTAL FIXED INTEREST CONTRACT — 6.51% (Cost $94,503,362)		$ 94,503,362
TOTAL INVESTMENTS — 100.08% (Cost $1,472,612,493)		$1,454,114,258
OTHER ASSETS & LIABILITIES, NET — (0.08)%		$ (1,182,369)
TOTAL NET ASSETS — 100.00%		$1,452,931,889

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,462,280	Great-West Bond Index Fund Institutional Class(a)	$ 25,780,069
1,207,170	Great-West Core Bond Fund Institutional Class(a)	12,663,209
1,270,656	Great-West Global Bond Fund Institutional Class(a)	11,258,017
765,872	Great-West High Yield Bond Fund Institutional Class(a)	7,099,635
1,120,827	Great-West Inflation-Protected Securities Fund Institutional Class(a)	11,353,975
1,063,451	Great-West Multi-Sector Bond Fund Institutional Class(a)	10,209,135
500,108	Great-West Short Duration Bond Fund Institutional Class(a)	5,051,093

TOTAL BOND MUTUAL FUNDS — 30.14% (Cost $81,022,821)		$ 83,415,133
EQUITY MUTUAL FUNDS
189,327	American Century Real Estate Fund Class R6	4,655,562
392,394	DFA International Real Estate Securities Portfolio Institutional Class	1,475,401
148,454	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,521,658
862,170	Great-West Emerging Markets Equity Fund Institutional Class(a)	7,380,172
1,039,447	Great-West International Growth Fund Institutional Class(a)	10,093,027
2,466,991	Great-West International Index Fund Institutional Class(a)	22,326,271
1,627,631	Great-West International Value Fund Institutional Class(a)	12,321,169
1,285,274	Great-West Large Cap Growth Fund Institutional Class(a)	14,536,445
2,898,109	Great-West Large Cap Value Fund Institutional Class(a)	17,881,333
770,677	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,731,956
Shares		Fair Value
Equity Mutual Funds — (continued)
845,960	Great-West Mid Cap Value Fund Institutional Class(a)	$ 6,150,127
657,020	Great-West Real Estate Index Fund Institutional Class(a)	4,664,840
3,494,799	Great-West S&P 500® Index Fund Institutional Class(a)	32,431,739
1,812,209	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	13,972,128
1,368,405	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,839,896
75,662	Great-West Small Cap Growth Fund Institutional Class(a)	807,316
765,428	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,230,582
151,591	Invesco Global Real Estate Fund Class R6	1,484,078
107,825	Janus Henderson Triton Fund Class N	3,187,306
669,469	Northern Emerging Markets Equity Index Fund	7,350,767

TOTAL EQUITY MUTUAL FUNDS — 65.77% (Cost $193,736,547)		$182,041,773
Account Balance
FIXED INTEREST CONTRACT
11,802,076 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,802,076

TOTAL FIXED INTEREST CONTRACT — 4.26% (Cost $11,802,076)		$ 11,802,076
TOTAL INVESTMENTS — 100.17% (Cost $286,561,444)		$277,258,982
OTHER ASSETS & LIABILITIES, NET — (0.17)%		$ (482,467)
TOTAL NET ASSETS — 100.00%		$276,776,515

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
8,947,351	Great-West Bond Index Fund Institutional Class(a)	$ 93,678,761
4,384,315	Great-West Core Bond Fund Institutional Class(a)	45,991,461
4,479,314	Great-West Global Bond Fund Institutional Class(a)	39,686,722
2,725,645	Great-West High Yield Bond Fund Institutional Class(a)	25,266,727
2,701,818	Great-West Inflation-Protected Securities Fund Institutional Class(a)	27,369,420
3,843,717	Great-West Multi-Sector Bond Fund Institutional Class(a)	36,899,684
1,361,517	Great-West Short Duration Bond Fund Institutional Class(a)	13,751,324

TOTAL BOND MUTUAL FUNDS — 20.95% (Cost $274,965,301)		$ 282,644,099
EQUITY MUTUAL FUNDS
928,512	American Century Real Estate Fund Class R6	22,832,116
2,020,223	DFA International Real Estate Securities Portfolio Institutional Class	7,596,040
828,424	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,491,344
5,308,964	Great-West Emerging Markets Equity Fund Institutional Class(a)	45,444,734
6,091,225	Great-West International Growth Fund Institutional Class(a)	59,145,799
14,480,336	Great-West International Index Fund Institutional Class(a)	131,047,042
9,544,574	Great-West International Value Fund Institutional Class(a)	72,252,429
7,120,959	Great-West Large Cap Growth Fund Institutional Class(a)	80,538,041
16,164,002	Great-West Large Cap Value Fund Institutional Class(a)	99,731,891
4,651,641	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	28,561,074
Shares		Fair Value
Equity Mutual Funds — (continued)
4,734,437	Great-West Mid Cap Value Fund Institutional Class(a)	$ 34,419,355
3,219,567	Great-West Real Estate Index Fund Institutional Class(a)	22,858,923
19,457,030	Great-West S&P 500® Index Fund Institutional Class(a)	180,561,240
10,049,810	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	77,484,035
8,223,737	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	53,125,344
458,779	Great-West Small Cap Growth Fund Institutional Class(a)	4,895,174
4,231,006	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,440,389
779,771	Invesco Global Real Estate Fund Class R6	7,633,960
653,945	Janus Henderson Triton Fund Class N	19,330,603
4,122,966	Northern Emerging Markets Equity Index Fund	45,270,165

TOTAL EQUITY MUTUAL FUNDS — 76.77% (Cost $1,111,701,681)		$1,035,659,698
Account Balance
FIXED INTEREST CONTRACT
32,077,237 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	32,077,237

TOTAL FIXED INTEREST CONTRACT — 2.38% (Cost $32,077,237)		$ 32,077,237
TOTAL INVESTMENTS — 100.10% (Cost $1,418,744,219)		$1,350,381,034
OTHER ASSETS & LIABILITIES, NET — (0.10)%		$ (1,343,147)
TOTAL NET ASSETS — 100.00%		$1,349,037,887

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
865,897	Great-West Bond Index Fund Institutional Class(a)	$ 9,065,936
424,850	Great-West Core Bond Fund Institutional Class(a)	4,456,678
421,093	Great-West Global Bond Fund Institutional Class(a)	3,730,887
258,740	Great-West High Yield Bond Fund Institutional Class(a)	2,398,514
153,706	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,557,042
371,949	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,570,709
94,373	Great-West Short Duration Bond Fund Institutional Class(a)	953,172

TOTAL BOND MUTUAL FUNDS — 13.24% (Cost $25,046,787)		$ 25,732,938
EQUITY MUTUAL FUNDS
134,186	American Century Real Estate Fund Class R6	3,299,637
306,873	DFA International Real Estate Securities Portfolio Institutional Class	1,153,841
130,859	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,341,302
920,279	Great-West Emerging Markets Equity Fund Institutional Class(a)	7,877,593
1,004,552	Great-West International Growth Fund Institutional Class(a)	9,754,200
2,387,856	Great-West International Index Fund Institutional Class(a)	21,610,097
1,573,706	Great-West International Value Fund Institutional Class(a)	11,912,958
1,103,577	Great-West Large Cap Growth Fund Institutional Class(a)	12,481,458
2,544,107	Great-West Large Cap Value Fund Institutional Class(a)	15,697,143
788,372	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,840,604
Shares		Fair Value
Equity Mutual Funds — (continued)
742,519	Great-West Mid Cap Value Fund Institutional Class(a)	$ 5,398,112
465,233	Great-West Real Estate Index Fund Institutional Class(a)	3,303,156
3,031,823	Great-West S&P 500® Index Fund Institutional Class(a)	28,135,315
1,573,373	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	12,130,708
1,394,596	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	9,009,088
76,676	Great-West Small Cap Growth Fund Institutional Class(a)	818,128
657,898	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,355,292
118,295	Invesco Global Real Estate Fund Class R6	1,158,108
110,297	Janus Henderson Triton Fund Class N	3,260,380
714,864	Northern Emerging Markets Equity Index Fund	7,849,202

TOTAL EQUITY MUTUAL FUNDS — 85.59% (Cost $179,500,593)		$166,386,322
Account Balance
FIXED INTEREST CONTRACT
2,236,148 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,236,148

TOTAL FIXED INTEREST CONTRACT — 1.15% (Cost $2,236,148)		$ 2,236,148
TOTAL INVESTMENTS — 99.98% (Cost $206,783,528)		$194,355,408
OTHER ASSETS & LIABILITIES, NET — 0.02%		$ 47,351
TOTAL NET ASSETS — 100.00%		$194,402,759

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,480,208	Great-West Bond Index Fund Institutional Class(a)	$ 25,967,775
1,219,499	Great-West Core Bond Fund Institutional Class(a)	12,792,544
1,178,883	Great-West Global Bond Fund Institutional Class(a)	10,444,907
727,604	Great-West High Yield Bond Fund Institutional Class(a)	6,744,890
180,325	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,826,693
1,059,167	Great-West Multi-Sector Bond Fund Institutional Class(a)	10,168,002
180,896	Great-West Short Duration Bond Fund Institutional Class(a)	1,827,046

TOTAL BOND MUTUAL FUNDS — 8.75% (Cost $67,810,144)		$ 69,771,857
EQUITY MUTUAL FUNDS
554,948	American Century Real Estate Fund Class R6	13,646,167
1,320,844	DFA International Real Estate Securities Portfolio Institutional Class	4,966,373
552,153	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	5,659,570
4,261,027	Great-West Emerging Markets Equity Fund Institutional Class(a)	36,474,388
4,453,325	Great-West International Growth Fund Institutional Class(a)	43,241,786
10,590,504	Great-West International Index Fund Institutional Class(a)	95,844,059
6,975,472	Great-West International Value Fund Institutional Class(a)	52,804,324
4,648,827	Great-West Large Cap Growth Fund Institutional Class(a)	52,578,233
10,772,546	Great-West Large Cap Value Fund Institutional Class(a)	66,466,607
3,567,987	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	21,907,440
Shares		Fair Value
Equity Mutual Funds — (continued)
3,146,812	Great-West Mid Cap Value Fund Institutional Class(a)	$ 22,877,322
1,920,611	Great-West Real Estate Index Fund Institutional Class(a)	13,636,339
12,852,184	Great-West S&P 500® Index Fund Institutional Class(a)	119,268,267
6,627,113	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	51,095,043
6,295,360	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	40,668,027
345,883	Great-West Small Cap Growth Fund Institutional Class(a)	3,690,571
2,755,292	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	22,428,074
509,751	Invesco Global Real Estate Fund Class R6	4,990,469
501,909	Janus Henderson Triton Fund Class N	14,836,434
3,311,785	Northern Emerging Markets Equity Index Fund	36,363,399

TOTAL EQUITY MUTUAL FUNDS — 90.80% (Cost $784,948,976)		$723,442,892
Account Balance
FIXED INTEREST CONTRACT
4,367,430 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,367,430

TOTAL FIXED INTEREST CONTRACT — 0.55% (Cost $4,367,430)		$ 4,367,430
TOTAL INVESTMENTS — 100.10% (Cost $857,126,550)		$797,582,179
OTHER ASSETS & LIABILITIES, NET — (0.10)%		$ (821,916)
TOTAL NET ASSETS — 100.00%		$796,760,263

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
275,850	Great-West Bond Index Fund Institutional Class(a)	$ 2,888,141
134,785	Great-West Core Bond Fund Institutional Class(a)	1,413,897
130,991	Great-West Global Bond Fund Institutional Class(a)	1,160,582
80,257	Great-West High Yield Bond Fund Institutional Class(a)	743,984
117,146	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,124,602
14,194	Great-West Short Duration Bond Fund Institutional Class(a)	143,356

TOTAL BOND MUTUAL FUNDS — 7.31% (Cost $7,257,143)		$ 7,474,562
EQUITY MUTUAL FUNDS
71,540	American Century Real Estate Fund Class R6	1,759,171
177,968	DFA International Real Estate Securities Portfolio Institutional Class	669,159
70,889	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	726,615
595,333	Great-West Emerging Markets Equity Fund Institutional Class(a)	5,096,053
593,095	Great-West International Growth Fund Institutional Class(a)	5,758,954
1,411,004	Great-West International Index Fund Institutional Class(a)	12,769,586
929,709	Great-West International Value Fund Institutional Class(a)	7,037,894
582,374	Great-West Large Cap Growth Fund Institutional Class(a)	6,586,651
1,366,906	Great-West Large Cap Value Fund Institutional Class(a)	8,433,810
484,018	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,971,871
399,178	Great-West Mid Cap Value Fund Institutional Class(a)	2,902,025
Shares		Fair Value
Equity Mutual Funds — (continued)
247,933	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,760,324
1,619,253	Great-West S&P 500® Index Fund Institutional Class(a)	15,026,668
836,748	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,451,327
857,882	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,541,918
47,166	Great-West Small Cap Growth Fund Institutional Class(a)	503,265
346,303	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,818,905
68,581	Invesco Global Real Estate Fund Class R6	671,408
67,799	Janus Henderson Triton Fund Class N	2,004,144
462,631	Northern Emerging Markets Equity Index Fund	5,079,682

TOTAL EQUITY MUTUAL FUNDS — 92.50% (Cost $102,016,100)		$ 94,569,430
Account Balance
FIXED INTEREST CONTRACT
327,501 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	327,501

TOTAL FIXED INTEREST CONTRACT — 0.32% (Cost $327,501)		$ 327,501
TOTAL INVESTMENTS — 100.13% (Cost $109,600,744)		$102,371,493
OTHER ASSETS & LIABILITIES, NET — (0.13)%		$ (136,982)
TOTAL NET ASSETS — 100.00%		$102,234,511

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
901,837	Great-West Bond Index Fund Institutional Class(a)	$ 9,442,235
441,693	Great-West Core Bond Fund Institutional Class(a)	4,633,361
451,893	Great-West Global Bond Fund Institutional Class(a)	4,003,769
262,825	Great-West High Yield Bond Fund Institutional Class(a)	2,436,388
384,969	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,695,696
46,218	Great-West Short Duration Bond Fund Institutional Class(a)	466,805

TOTAL BOND MUTUAL FUNDS — 6.87% (Cost $23,939,877)		$ 24,678,254
EQUITY MUTUAL FUNDS
253,025	American Century Real Estate Fund Class R6	6,221,877
653,258	DFA International Real Estate Securities Portfolio Institutional Class	2,456,251
242,238	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,482,942
2,232,180	Great-West Emerging Markets Equity Fund Institutional Class(a)	19,107,463
2,129,145	Great-West International Growth Fund Institutional Class(a)	20,673,996
5,063,610	Great-West International Index Fund Institutional Class(a)	45,825,673
3,334,448	Great-West International Value Fund Institutional Class(a)	25,241,768
1,978,029	Great-West Large Cap Growth Fund Institutional Class(a)	22,371,505
4,683,580	Great-West Large Cap Value Fund Institutional Class(a)	28,897,688
1,764,266	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	10,832,594
1,369,948	Great-West Mid Cap Value Fund Institutional Class(a)	9,959,526
Shares		Fair Value
Equity Mutual Funds — (continued)
876,604	Great-West Real Estate Index Fund Institutional Class(a)	$ 6,223,885
5,533,779	Great-West S&P 500® Index Fund Institutional Class(a)	51,353,468
2,858,775	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	22,041,156
3,119,832	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	20,154,117
173,004	Great-West Small Cap Growth Fund Institutional Class(a)	1,845,955
1,174,452	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,560,039
251,879	Invesco Global Real Estate Fund Class R6	2,465,896
248,281	Janus Henderson Triton Fund Class N	7,339,173
1,735,010	Northern Emerging Markets Equity Index Fund	19,050,411

TOTAL EQUITY MUTUAL FUNDS — 92.98% (Cost $364,738,140)		$334,105,383
Account Balance
FIXED INTEREST CONTRACT
1,076,791 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,076,791

TOTAL FIXED INTEREST CONTRACT — 0.30% (Cost $1,076,791)		$ 1,076,791
TOTAL INVESTMENTS — 100.15% (Cost $389,754,808)		$359,860,428
OTHER ASSETS & LIABILITIES, NET — (0.15)%		$ (536,489)
TOTAL NET ASSETS — 100.00%		$359,323,939

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,942	Great-West Bond Index Fund Institutional Class(a)	$ 51,744
2,429	Great-West Core Bond Fund Institutional Class(a)	25,476
2,616	Great-West Global Bond Fund Institutional Class(a)	23,175
1,434	Great-West High Yield Bond Fund Institutional Class(a)	13,297
2,114	Great-West Multi-Sector Bond Fund Institutional Class(a)	20,296
242	Great-West Short Duration Bond Fund Institutional Class(a)	2,442

TOTAL BOND MUTUAL FUNDS — 6.76% (Cost $134,829)		$ 136,430
EQUITY MUTUAL FUNDS
1,436	American Century Real Estate Fund Class R6	35,308
3,810	DFA International Real Estate Securities Portfolio Institutional Class	14,325
1,314	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	13,472
13,321	Great-West Emerging Markets Equity Fund Institutional Class(a)	114,024
12,150	Great-West International Growth Fund Institutional Class(a)	117,982
28,777	Great-West International Index Fund Institutional Class(a)	260,436
19,023	Great-West International Value Fund Institutional Class(a)	144,004
10,659	Great-West Large Cap Growth Fund Institutional Class(a)	120,548
25,501	Great-West Large Cap Value Fund Institutional Class(a)	157,339
10,274	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	63,082
7,480	Great-West Mid Cap Value Fund Institutional Class(a)	54,377
Shares		Fair Value
Equity Mutual Funds — (continued)
4,986	Great-West Real Estate Index Fund Institutional Class(a)	$ 35,402
29,944	Great-West S&P 500® Index Fund Institutional Class(a)	277,882
15,521	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	119,666
18,193	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	117,529
1,007	Great-West Small Cap Growth Fund Institutional Class(a)	10,743
6,354	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	51,720
1,474	Invesco Global Real Estate Fund Class R6	14,432
1,441	Janus Henderson Triton Fund Class N	42,607
10,329	Northern Emerging Markets Equity Index Fund	113,416

TOTAL EQUITY MUTUAL FUNDS — 93.00% (Cost $1,915,768)		$1,878,294
Account Balance
FIXED INTEREST CONTRACT
5,903 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	5,903

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $5,903)		$ 5,903
TOTAL INVESTMENTS — 100.05% (Cost $2,056,500)		$2,020,627
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (1,040)
TOTAL NET ASSETS — 100.00%		$2,019,587

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$686,609,671	$256,629,044	$1,371,885,320
Investments at fair value, unaffiliated(b)	32,286,240	13,510,356	82,228,938
Subscriptions receivable	612,459	2,009,612	1,162,288
Total Assets	719,508,370	272,149,012	1,455,276,546
LIABILITIES:
Payable for distribution fees	80,534	36,931	131,200
Payable for investments purchased	563,124	2,009,612	1,059,980
Payable for shareholder services fees	196,875	66,637	389,181
Payable to investment adviser	52,451	20,653	123,231
Redemptions payable	526,675	28,712	641,065
Total Liabilities	1,419,659	2,162,545	2,344,657
NET ASSETS	$718,088,711	$269,986,467	$1,452,931,889
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,442,985	$2,526,500	$12,551,694
Paid-in capital in excess of par	720,746,150	273,962,938	1,464,371,898
Undistributed/accumulated deficit	(9,100,424)	(6,502,971)	(23,991,703)
NET ASSETS	$718,088,711	$269,986,467	$1,452,931,889
NET ASSETS BY CLASS
Investor Class	$52,808,665	$14,367,961	$97,601,586
Service Class	$305,463,138	$28,891,115	$846,826,042
Class L	$284,858,470	$178,938,236	$322,948,427
Institutional Class	$74,958,438	$47,789,155	$185,555,834
CAPITAL STOCK:
Authorized
Investor Class	46,000,000	5,000,000	70,000,000
Service Class	100,000,000	35,000,000	200,000,000
Class L	70,000,000	35,000,000	70,000,000
Institutional Class	20,000,000	12,000,000	60,000,000
Issued and Outstanding
Investor Class	3,884,836	1,345,780	6,929,650
Service Class	22,607,495	2,697,590	60,474,978
Class L	29,623,926	16,750,242	35,526,265
Institutional Class	8,313,596	4,471,389	22,586,046
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.59	$10.68	$14.08
Service Class	$13.51	$10.71	$14.00
Class L	$9.62	$10.68	$9.09
Institutional Class	$9.02	$10.69	$8.22
(a) Cost of investments, affiliated	$685,584,904	$256,513,254	$1,386,741,714
(b) Cost of investments, unaffiliated	$33,882,519	$14,347,193	$85,870,779
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$259,105,868	$1,247,718,150	$177,634,240
Investments at fair value, unaffiliated(b)	18,153,114	102,662,884	16,721,168
Subscriptions receivable	192,556	729,637	551,142
Total Assets	277,451,538	1,351,110,671	194,906,550
LIABILITIES:
Payable for distribution fees	35,037	117,420	24,825
Payable for investments purchased	192,400	700,106	300,563
Payable for shareholder services fees	64,740	358,174	45,007
Payable to investment adviser	24,814	128,245	18,693
Redemptions payable	358,032	768,839	114,703
Total Liabilities	675,023	2,072,784	503,791
NET ASSETS	$276,776,515	$1,349,037,887	$194,402,759
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,565,367	$12,236,324	$1,857,869
Paid-in capital in excess of par	284,993,351	1,394,392,561	206,050,553
Undistributed/accumulated deficit	(10,782,203)	(57,590,998)	(13,505,663)
NET ASSETS	$276,776,515	$1,349,037,887	$194,402,759
NET ASSETS BY CLASS
Investor Class	$10,893,471	$83,570,962	$3,522,938
Service Class	$40,332,962	$820,498,580	$31,368,016
Class L	$160,615,386	$261,687,228	$113,927,996
Institutional Class	$64,934,696	$183,281,117	$45,583,809
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	70,000,000	20,000,000
Service Class	20,000,000	215,000,000	35,000,000
Class L	30,000,000	60,000,000	25,000,000
Institutional Class	15,000,000	60,000,000	10,000,000
Issued and Outstanding
Investor Class	1,010,980	6,225,745	338,104
Service Class	3,728,561	62,211,171	2,996,553
Class L	14,898,403	30,140,339	10,896,823
Institutional Class	6,015,721	23,785,981	4,347,211
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.78	$13.42	$10.42
Service Class	$10.82	$13.19	$10.47
Class L	$10.78	$8.68	$10.46
Institutional Class	$10.79	$7.71	$10.49
(a) Cost of investments, affiliated	$267,202,251	$1,311,174,419	$188,848,333
(b) Cost of investments, unaffiliated	$19,359,193	$107,569,800	$17,935,195
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$722,779,337	$92,187,929	$322,326,820
Investments at fair value, unaffiliated(b)	74,802,842	10,183,564	37,533,608
Subscriptions receivable	850,491	228,880	478,273
Total Assets	798,432,670	102,600,373	360,338,701
LIABILITIES:
Payable for distribution fees	67,306	10,125	24,489
Payable for investments purchased	850,076	228,880	476,289
Payable for shareholder services fees	207,740	21,030	87,677
Payable to investment adviser	78,702	9,976	35,200
Redemptions payable	468,583	95,851	391,107
Total Liabilities	1,672,407	365,862	1,014,762
NET ASSETS	$796,760,263	$102,234,511	$359,323,939
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,443,164	$954,470	$3,027,386
Paid-in capital in excess of par	845,127,961	108,772,795	384,766,828
Undistributed/accumulated deficit	(55,810,862)	(7,492,754)	(28,470,275)
NET ASSETS	$796,760,263	$102,234,511	$359,323,939
NET ASSETS BY CLASS
Investor Class	$37,804,569	$2,438,088	$15,305,145
Service Class	$500,483,006	$25,735,179	$246,362,690
Class L	$136,908,797	$41,118,868	$24,678,206
Institutional Class	$121,563,891	$32,942,376	$72,977,898
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	5,000,000	35,000,000
Service Class	120,000,000	35,000,000	70,000,000
Class L	35,000,000	15,000,000	28,000,000
Institutional Class	35,000,000	15,000,000	35,000,000
Issued and Outstanding
Investor Class	2,885,447	227,944	965,685
Service Class	39,876,775	2,399,933	16,094,796
Class L	15,817,574	3,845,426	3,009,924
Institutional Class	15,851,839	3,071,401	10,203,456
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.10	$10.70	$15.85
Service Class	$12.55	$10.72	$15.31
Class L	$8.66	$10.69	$8.20
Institutional Class	$7.67	$10.73	$7.15
(a) Cost of investments, affiliated	$778,710,647	$98,702,872	$349,519,353
(b) Cost of investments, unaffiliated	$78,415,903	$10,897,872	$40,235,455
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,800,539
Investments at fair value, unaffiliated(b)	220,088
Subscriptions receivable	569
Total Assets	2,021,196
LIABILITIES:
Payable for distribution fees	320
Payable for investments purchased	569
Payable for shareholder services fees	526
Payable to investment adviser	194
Total Liabilities	1,609
NET ASSETS	$2,019,587
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$20,783
Paid-in capital in excess of par	2,104,799
Undistributed/accumulated deficit	(105,995)
NET ASSETS	$2,019,587
NET ASSETS BY CLASS
Investor Class	$49,846
Service Class	$76,761
Class L	$1,623,466
Institutional Class	$269,514
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Service Class	70,000,000
Class L	28,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	5,128
Service Class	7,896
Class L	167,116
Institutional Class	27,692
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.72
Service Class	$9.72
Class L	$9.71
Institutional Class	$9.73
(a) Cost of investments, affiliated	$1,831,044
(b) Cost of investments, unaffiliated	$225,456
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$574,912	$163,389	$686,552
Dividends, affiliated	5,085,183	1,915,199	10,521,126
Dividends, unaffiliated	142,142	51,332	295,979
Total Income	5,802,237	2,129,920	11,503,657
EXPENSES:
Management fees	431,839	152,032	872,585
Shareholder services fees – Investor Class	91,861	25,035	170,340
Shareholder services fees – Service Class	556,387	51,465	1,531,037
Shareholder services fees – Class L	480,847	284,106	524,174
Distribution fees – Service Class	157,960	14,617	434,635
Distribution fees – Class L	341,519	201,845	372,319
Total Expenses	2,060,413	729,100	3,905,090
Less management fees waived	139,187	40,401	178,147
Net Expenses	1,921,226	688,699	3,726,943
NET INVESTMENT INCOME	3,881,011	1,441,221	7,776,714
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(10,686,246)	(5,304,511)	(18,667,788)
Net realized gain (loss) on investments, unaffiliated	(144,362)	(300,168)	68,344
Net Realized Loss	(10,830,608)	(5,604,679)	(18,599,444)
Net change in unrealized appreciation (depreciation) on investments, affiliated	1,328,325	(175,169)	(21,089,190)
Net change in unrealized depreciation on investments, unaffiliated	(3,587,597)	(1,231,479)	(9,757,856)
Net Change in Unrealized Depreciation	(2,259,272)	(1,406,648)	(30,847,046)
Net Realized and Unrealized Loss	(13,089,880)	(7,011,327)	(49,446,490)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,208,869)	$(5,570,106)	$(41,669,776)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$82,315	$230,511	$15,500
Dividends, affiliated	1,938,229	8,996,449	1,201,331
Dividends, unaffiliated	55,773	285,313	40,314
Total Income	2,076,317	9,512,273	1,257,145
EXPENSES:
Management fees	155,904	806,994	108,199
Shareholder services fees – Investor Class	17,840	149,099	6,848
Shareholder services fees – Service Class	71,438	1,464,489	54,397
Shareholder services fees – Class L	252,612	433,877	179,598
Distribution fees – Service Class	20,286	415,730	15,436
Distribution fees – Class L	179,455	308,109	127,583
Total Expenses	697,535	3,578,298	492,061
Less management fees waived	23,437	82,281	8,258
Net Expenses	674,098	3,496,017	483,803
NET INVESTMENT INCOME	1,402,219	6,016,256	773,342
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(4,190,932)	(12,020,808)	(4,245,725)
Net realized gain (loss) on investments, unaffiliated	(247,610)	825,600	(328,824)
Net Realized Loss	(4,438,542)	(11,195,208)	(4,574,549)
Net change in unrealized depreciation on investments, affiliated	(5,325,567)	(62,715,819)	(7,619,372)
Net change in unrealized depreciation on investments, unaffiliated	(1,680,614)	(13,665,988)	(1,550,667)
Net Change in Unrealized Depreciation	(7,006,181)	(76,381,807)	(9,170,039)
Net Realized and Unrealized Loss	(11,444,723)	(87,577,015)	(13,744,588)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,042,504)	$(81,560,759)	$(12,971,246)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$31,253	$2,281	$7,666
Dividends, affiliated	4,732,359	584,690	2,009,214
Dividends, unaffiliated	172,963	22,013	79,502
Total Income	4,936,575	608,984	2,096,382
EXPENSES:
Management fees	473,683	57,290	209,864
Shareholder services fees – Investor Class	66,375	4,432	26,839
Shareholder services fees – Service Class	890,000	44,326	425,826
Shareholder services fees – Class L	226,096	65,806	41,791
Distribution fees – Service Class	252,640	12,584	120,869
Distribution fees – Class L	160,544	46,731	29,672
Total Expenses	2,069,338	231,169	854,861
Less management fees waived	30,335	3,577	13,674
Net Expenses	2,039,003	227,592	841,187
NET INVESTMENT INCOME	2,897,572	381,392	1,255,195
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(10,453,247)	(2,372,222)	(4,699,052)
Net realized gain (loss) on investments, unaffiliated	835,836	(179,986)	529,525
Net Realized Loss	(9,617,411)	(2,552,208)	(4,169,527)
Net change in unrealized depreciation on investments, affiliated	(49,744,429)	(4,843,271)	(22,182,272)
Net change in unrealized depreciation on investments, unaffiliated	(10,385,153)	(962,377)	(5,031,823)
Net Change in Unrealized Depreciation	(60,129,582)	(5,805,648)	(27,214,095)
Net Realized and Unrealized Loss	(69,746,993)	(8,357,856)	(31,383,622)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(66,849,421)	$(7,976,464)	$(30,128,427)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$35
Dividends, affiliated	10,950
Dividends, unaffiliated	417
Total Income	11,402
EXPENSES:
Management fees	982
Shareholder services fees – Investor Class	76
Shareholder services fees – Service Class	88
Shareholder services fees – Class L	2,454
Distribution fees – Service Class	26
Distribution fees – Class L	1,749
Total Expenses	5,375
Less amount waived by distributor - Service Class	5
Less amount waived by distributor - Class L	13
Less management fees waived	68
Net Expenses	5,289
NET INVESTMENT INCOME	6,113
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(77,613)
Net realized loss on investments, unaffiliated	(12,364)
Net Realized Loss	(89,977)
Net change in unrealized depreciation on investments, affiliated	(41,124)
Net change in unrealized depreciation on investments, unaffiliated	(7,491)
Net Change in Unrealized Depreciation	(48,615)
Net Realized and Unrealized Loss	(138,592)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(132,479)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime 2015 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$3,881,011	$15,958,089
Net realized gain (loss)	(10,830,608)	21,805,809
Net change in unrealized appreciation (depreciation)	(2,259,272)	78,414,521
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,208,869)	116,178,419
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(239,222)	(3,634,947)
Service Class	(1,219,989)	(23,905,601)
Class L	(1,750,683)	(22,888,936)
Institutional Class	(713,075)	(8,399,135)
From Net Investment Income and Net Realized Gains	(3,922,969)	(58,828,619)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,846,486	7,001,732
Service Class	22,701,166	56,905,608
Class L	36,089,415	54,886,565
Institutional Class	9,923,203	24,745,758
Shares issued in reinvestment of distributions
Investor Class	239,222	3,634,947
Service Class	1,219,989	23,905,601
Class L	1,750,683	22,888,936
Institutional Class	713,075	8,399,135
Shares redeemed
Investor Class	(5,697,089)	(19,404,177)
Service Class	(82,378,895)	(193,176,648)
Class L	(35,543,950)	(48,173,008)
Institutional Class	(21,994,867)	(22,106,952)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(71,131,562)	(80,492,503)
Total Decrease in Net Assets	(84,263,400)	(23,142,703)
NET ASSETS:
Beginning of Period	802,352,111	825,494,814
End of Period	$718,088,711	$802,352,111
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	138,674	512,737
Service Class	1,752,327	4,200,309
Class L	3,816,117	5,560,570
Institutional Class	1,120,971	2,653,767
Shares issued in reinvestment of distributions
Investor Class	17,786	267,822
Service Class	91,248	1,775,301
Class L	184,089	2,361,561
Institutional Class	79,941	918,567
Shares redeemed
Investor Class	(427,070)	(1,419,556)
Service Class	(6,246,622)	(14,263,120)
Class L	(3,870,949)	(4,889,571)
Institutional Class	(2,445,031)	(2,369,178)
Net Decrease	(5,788,519)	(4,690,791)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime 2020 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$1,441,221	$4,894,297
Net realized gain (loss)	(5,604,679)	1,940,309
Net change in unrealized appreciation (depreciation)	(1,406,648)	25,633,682
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,570,106)	32,468,288
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(83,610)	(942,557)
Service Class	(150,195)	(2,041,876)
Class L	(867,952)	(8,742,153)
Institutional Class	(357,381)	(4,000,439)
From Net Investment Income and Net Realized Gains	(1,459,138)	(15,727,025)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	841,195	2,717,251
Service Class	4,832,540	9,500,372
Class L	61,788,922	93,718,393
Institutional Class	5,858,227	22,983,328
Shares issued in reinvestment of distributions
Investor Class	83,610	942,557
Service Class	150,195	2,041,876
Class L	867,952	8,742,153
Institutional Class	357,381	4,000,439
Shares redeemed
Investor Class	(1,105,066)	(5,209,941)
Service Class	(7,138,390)	(14,097,135)
Class L	(37,404,294)	(42,596,768)
Institutional Class	(15,178,179)	(17,262,182)
Net Increase in Net Assets Resulting from Capital Share Transactions	13,954,093	65,480,343
Total Increase in Net Assets	6,924,849	82,221,606
NET ASSETS:
Beginning of Period	263,061,618	180,840,012
End of Period	$269,986,467	$263,061,618
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	79,772	253,328
Service Class	471,453	877,706
Class L	5,821,586	8,644,233
Institutional Class	564,302	2,136,644
Shares issued in reinvestment of distributions
Investor Class	7,925	87,728
Service Class	14,196	189,745
Class L	82,193	813,047
Institutional Class	33,843	371,002
Shares redeemed
Investor Class	(106,556)	(488,260)
Service Class	(716,302)	(1,305,836)
Class L	(3,660,779)	(3,936,534)
Institutional Class	(1,419,671)	(1,596,453)
Net Increase	1,171,962	6,046,350
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime 2025 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$7,776,714	$32,529,485
Net realized gain (loss)	(18,599,444)	49,407,250
Net change in unrealized appreciation (depreciation)	(30,847,046)	189,548,864
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,669,776)	271,485,599
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(425,258)	(8,238,653)
Service Class	(3,241,663)	(75,477,570)
Class L	(2,239,427)	(30,518,876)
Institutional Class	(1,966,817)	(25,760,649)
From Net Investment Income and Net Realized Gains	(7,873,165)	(139,995,748)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,320,564	19,877,629
Service Class	74,002,428	164,558,749
Class L	70,918,887	109,539,669
Institutional Class	51,283,139	87,646,572
Shares issued in reinvestment of distributions
Investor Class	425,258	8,238,653
Service Class	3,241,663	75,477,570
Class L	2,239,427	30,518,876
Institutional Class	1,966,817	25,760,649
Shares redeemed
Investor Class	(15,923,976)	(48,981,637)
Service Class	(226,284,575)	(398,995,153)
Class L	(47,548,953)	(64,981,851)
Institutional Class	(74,024,935)	(64,679,407)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(152,384,256)	(56,019,681)
Total Increase (Decrease) in Net Assets	(201,927,197)	75,470,170
NET ASSETS:
Beginning of Period	1,654,859,086	1,579,388,916
End of Period	$1,452,931,889	$1,654,859,086
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	533,727	1,392,507
Service Class	5,472,362	11,555,288
Class L	7,906,389	11,468,859
Institutional Class	6,247,124	9,988,599
Shares issued in reinvestment of distributions
Investor Class	30,594	582,909
Service Class	234,563	5,375,674
Class L	249,657	3,297,582
Institutional Class	242,518	3,055,927
Shares redeemed
Investor Class	(1,161,504)	(3,415,635)
Service Class	(16,615,689)	(28,045,993)
Class L	(5,474,378)	(6,803,299)
Institutional Class	(8,957,667)	(7,334,426)
Net Increase (Decrease)	(11,292,304)	1,117,992
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime 2030 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$1,402,219	$4,949,957
Net realized gain (loss)	(4,438,542)	5,198,626
Net change in unrealized appreciation (depreciation)	(7,006,181)	28,422,598
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,042,504)	38,571,181
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(59,338)	(757,222)
Service Class	(192,268)	(3,260,563)
Class L	(717,534)	(8,910,621)
Institutional Class	(453,731)	(5,853,039)
From Net Investment Income and Net Realized Gains	(1,422,871)	(18,781,445)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,145,229	3,209,775
Service Class	7,880,834	16,498,153
Class L	50,902,073	86,395,061
Institutional Class	11,593,975	30,212,779
Shares issued in reinvestment of distributions
Investor Class	59,338	757,222
Service Class	192,268	3,260,563
Class L	717,534	8,910,621
Institutional Class	453,731	5,853,039
Shares redeemed
Investor Class	(464,596)	(2,494,065)
Service Class	(10,730,167)	(18,676,429)
Class L	(27,210,390)	(33,442,572)
Institutional Class	(22,709,462)	(13,068,047)
Net Increase in Net Assets Resulting from Capital Share Transactions	11,830,367	87,416,100
Total Increase in Net Assets	364,992	107,205,836
NET ASSETS:
Beginning of Period	276,411,523	169,205,687
End of Period	$276,776,515	$276,411,523
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	109,489	291,501
Service Class	744,654	1,482,199
Class L	4,820,956	7,757,330
Institutional Class	1,087,959	2,741,814
Shares issued in reinvestment of distributions
Investor Class	5,593	69,026
Service Class	18,053	296,574
Class L	67,628	812,122
Institutional Class	42,724	531,188
Shares redeemed
Investor Class	(44,855)	(225,295)
Service Class	(1,061,975)	(1,686,337)
Class L	(2,623,333)	(3,018,553)
Institutional Class	(2,063,122)	(1,178,488)
Net Increase	1,103,771	7,873,081
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime 2035 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$6,016,256	$28,229,907
Net realized gain (loss)	(11,195,208)	57,109,092
Net change in unrealized appreciation (depreciation)	(76,381,807)	214,433,718
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,560,759)	299,772,717
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(294,111)	(8,826,863)
Service Class	(2,596,224)	(88,733,523)
Class L	(1,490,284)	(30,918,404)
Institutional Class	(1,740,673)	(29,765,394)
From Net Investment Income and Net Realized Gains	(6,121,292)	(158,244,184)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,329,022	21,376,244
Service Class	72,110,684	169,023,132
Class L	50,444,078	90,827,990
Institutional Class	29,397,609	60,663,410
Shares issued in reinvestment of distributions
Investor Class	294,111	8,826,863
Service Class	2,596,224	88,733,523
Class L	1,490,284	30,918,404
Institutional Class	1,740,673	29,765,394
Shares redeemed
Investor Class	(16,813,682)	(49,712,773)
Service Class	(184,018,030)	(363,971,603)
Class L	(36,197,344)	(49,638,138)
Institutional Class	(39,112,939)	(36,928,270)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(110,739,310)	(115,824)
Total Increase (Decrease) in Net Assets	(198,421,361)	141,412,709
NET ASSETS:
Beginning of Period	1,547,459,248	1,406,046,539
End of Period	$1,349,037,887	$1,547,459,248
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	557,908	1,536,254
Service Class	5,631,569	12,269,418
Class L	5,812,334	9,632,710
Institutional Class	3,820,779	7,126,905
Shares issued in reinvestment of distributions
Investor Class	22,315	645,745
Service Class	200,480	6,608,323
Class L	174,916	3,445,038
Institutional Class	230,248	3,701,505
Shares redeemed
Investor Class	(1,296,616)	(3,534,491)
Service Class	(14,318,405)	(26,418,785)
Class L	(4,334,722)	(5,258,575)
Institutional Class	(4,982,070)	(4,335,873)
Net Increase (Decrease)	(8,481,264)	5,418,174
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime 2040 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$773,342	$3,264,529
Net realized gain (loss)	(4,574,549)	5,311,311
Net change in unrealized appreciation (depreciation)	(9,170,039)	22,041,188
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,971,246)	30,617,028
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(14,128)	(390,552)
Service Class	(118,777)	(2,930,287)
Class L	(385,939)	(7,273,208)
Institutional Class	(270,843)	(4,266,497)
From Net Investment Income and Net Realized Gains	(789,687)	(14,860,544)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	909,694	1,439,787
Service Class	5,959,252	15,955,843
Class L	36,706,866	66,814,118
Institutional Class	10,264,098	18,295,030
Shares issued in reinvestment of distributions
Investor Class	14,128	390,552
Service Class	118,777	2,930,287
Class L	385,939	7,273,208
Institutional Class	270,843	4,266,497
Shares redeemed
Investor Class	(1,941,265)	(850,345)
Service Class	(8,146,276)	(13,711,809)
Class L	(17,845,662)	(27,254,727)
Institutional Class	(11,699,807)	(9,743,939)
Net Increase in Net Assets Resulting from Capital Share Transactions	14,996,587	65,804,502
Total Increase in Net Assets	1,235,654	81,560,986
NET ASSETS:
Beginning of Period	193,167,105	111,606,119
End of Period	$194,402,759	$193,167,105
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	89,228	130,852
Service Class	586,583	1,442,040
Class L	3,494,907	6,036,121
Institutional Class	1,024,831	1,668,915
Shares issued in reinvestment of distributions
Investor Class	1,384	36,125
Service Class	11,577	270,443
Class L	37,689	670,871
Institutional Class	26,372	391,414
Shares redeemed
Investor Class	(209,415)	(77,270)
Service Class	(845,613)	(1,249,144)
Class L	(1,747,974)	(2,470,803)
Institutional Class	(1,076,289)	(879,250)
Net Increase	1,393,280	5,970,314
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime 2045 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$2,897,572	$15,966,398
Net realized gain (loss)	(9,617,411)	36,847,530
Net change in unrealized appreciation (depreciation)	(60,129,582)	139,380,279
Net Increase (Decrease) in Net Assets Resulting from Operations	(66,849,421)	192,194,207
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(106,089)	(4,597,847)
Service Class	(1,275,728)	(61,937,292)
Class L	(601,540)	(17,598,466)
Institutional Class	(979,372)	(19,936,383)
From Net Investment Income and Net Realized Gains	(2,962,729)	(104,069,988)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,363,264	12,558,396
Service Class	54,081,066	131,225,930
Class L	25,855,893	49,122,778
Institutional Class	22,900,472	44,546,198
Shares issued in reinvestment of distributions
Investor Class	106,089	4,597,847
Service Class	1,275,728	61,937,292
Class L	601,540	17,598,466
Institutional Class	979,372	19,936,383
Shares redeemed
Investor Class	(8,125,105)	(32,262,814)
Service Class	(115,421,733)	(238,339,589)
Class L	(17,569,854)	(29,572,895)
Institutional Class	(22,323,211)	(26,380,350)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(52,276,479)	14,967,642
Total Increase (Decrease) in Net Assets	(122,088,629)	103,091,861
NET ASSETS:
Beginning of Period	918,848,892	815,757,031
End of Period	$796,760,263	$918,848,892
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	413,464	901,697
Service Class	4,441,208	9,765,707
Class L	3,036,342	5,127,350
Institutional Class	3,013,812	5,121,635
Shares issued in reinvestment of distributions
Investor Class	8,275	339,463
Service Class	103,887	4,766,322
Class L	71,020	1,936,208
Institutional Class	130,409	2,452,724
Shares redeemed
Investor Class	(648,956)	(2,289,439)
Service Class	(9,392,587)	(17,774,432)
Class L	(2,083,189)	(3,089,515)
Institutional Class	(2,820,474)	(3,026,664)
Net Increase (Decrease)	(3,726,789)	4,231,056
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime 2050 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$381,392	$1,805,071
Net realized gain (loss)	(2,552,208)	3,286,029
Net change in unrealized appreciation (depreciation)	(5,805,648)	12,381,281
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,976,464)	17,472,381
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(8,872)	(248,333)
Service Class	(84,109)	(2,407,999)
Class L	(117,214)	(2,870,313)
Institutional Class	(178,936)	(2,705,221)
From Net Investment Income and Net Realized Gains	(389,131)	(8,231,866)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	380,199	1,079,239
Service Class	4,831,531	13,492,044
Class L	11,299,670	25,309,808
Institutional Class	8,573,880	14,045,745
Shares issued in reinvestment of distributions
Investor Class	8,872	248,333
Service Class	84,109	2,407,999
Class L	117,214	2,870,313
Institutional Class	178,936	2,705,221
Shares redeemed
Investor Class	(755,808)	(679,052)
Service Class	(5,964,292)	(10,501,596)
Class L	(6,875,088)	(10,380,249)
Institutional Class	(6,015,288)	(4,427,902)
Net Increase in Net Assets Resulting from Capital Share Transactions	5,863,935	36,169,903
Total Increase (Decrease) in Net Assets	(2,501,660)	45,410,418
NET ASSETS:
Beginning of Period	104,736,171	59,325,753
End of Period	$102,234,511	$104,736,171
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	35,029	94,743
Service Class	466,427	1,182,881
Class L	1,057,000	2,226,766
Institutional Class	814,158	1,233,523
Shares issued in reinvestment of distributions
Investor Class	847	22,194
Service Class	8,018	215,027
Class L	11,206	256,750
Institutional Class	17,042	240,424
Shares redeemed
Investor Class	(76,685)	(60,627)
Service Class	(586,118)	(921,309)
Class L	(652,812)	(911,769)
Institutional Class	(544,231)	(388,755)
Net Increase	549,881	3,189,848
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime 2055 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$1,255,195	$7,192,967
Net realized gain (loss)	(4,169,527)	17,172,312
Net change in unrealized appreciation (depreciation)	(27,214,095)	57,330,628
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,128,427)	81,695,907
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(32,682)	(1,720,830)
Service Class	(459,123)	(26,042,194)
Class L	(127,981)	(3,732,441)
Institutional Class	(662,788)	(13,066,349)
From Net Investment Income and Net Realized Gains	(1,282,574)	(44,561,814)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,136,305	7,945,278
Service Class	40,054,373	96,645,084
Class L	6,381,790	14,364,911
Institutional Class	18,522,010	31,292,459
Shares issued in reinvestment of distributions
Investor Class	32,682	1,720,830
Service Class	459,123	26,042,194
Class L	127,981	3,732,441
Institutional Class	662,788	13,066,349
Shares redeemed
Investor Class	(5,058,158)	(13,906,425)
Service Class	(61,445,991)	(115,821,356)
Class L	(6,024,942)	(8,716,619)
Institutional Class	(16,469,405)	(14,501,286)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(19,621,444)	41,863,860
Total Increase (Decrease) in Net Assets	(51,032,445)	78,997,953
NET ASSETS:
Beginning of Period	410,356,384	331,358,431
End of Period	$359,323,939	$410,356,384
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	209,347	471,528
Service Class	2,694,895	5,918,195
Class L	787,335	1,537,881
Institutional Class	2,610,919	3,761,008
Shares issued in reinvestment of distributions
Investor Class	2,107	104,621
Service Class	30,649	1,637,722
Class L	15,958	427,772
Institutional Class	94,684	1,700,050
Shares redeemed
Investor Class	(328,372)	(820,871)
Service Class	(4,037,108)	(7,101,794)
Class L	(740,203)	(930,361)
Institutional Class	(2,227,066)	(1,743,984)
Net Increase (Decrease)	(886,855)	4,961,767
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime 2060 Fund	2020 (Unaudited)	2019 (a)
OPERATIONS:
Net investment income	$6,113	$16,677
Net realized gain (loss)	(89,977)	26,678
Net change in unrealized appreciation (depreciation)	(48,615)	12,742
Net Increase (Decrease) in Net Assets Resulting from Operations	(132,479)	56,097
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(182)	(970)
Service Class	(304)	(502)
Class L	(4,402)	(21,332)
Institutional Class	(1,425)	(781)
From Net Investment Income and Net Realized Gains	(6,313)	(23,585)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,215	42,777
Service Class	54,240	21,411
Class L	2,531,004	2,678,305
Institutional Class	248,478	32,139
Shares issued in reinvestment of distributions
Investor Class	182	970
Service Class	304	502
Class L	4,402	21,332
Institutional Class	1,425	781
Shares redeemed
Investor Class	(1,331)	(2)
Service Class	(39)	-
Class L	(1,862,701)	(1,646,203)
Institutional Class	(11,309)	(15)
Net Increase in Net Assets Resulting from Capital Share Transactions	973,870	1,151,997
Total Increase in Net Assets	835,078	1,184,509
NET ASSETS:
Beginning of Period	1,184,509	0
End of Period	$2,019,587	$1,184,509
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	991	4,150
Service Class	5,709	2,111
Class L	249,444	267,079
Institutional Class	25,496	3,169
Shares issued in reinvestment of distributions
Investor Class	19	92
Service Class	32	48
Class L	463	2,022
Institutional Class	149	74
Shares redeemed
Investor Class	(124)	-
Service Class	(4)	-
Class L	(185,133)	(166,759)
Institutional Class	(1,194)	(2)
Net Increase	95,848	111,984
(a)Fund commenced operations on May 1, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$13.77	0.08	(0.20)	(0.12)	(0.06)	-	(0.06)	$13.59	(0.85%) (d)
12/31/2019	$12.72	0.27	1.63	1.90	(0.20)	(0.65)	(0.85)	$13.77	15.17%
12/31/2018	$14.12	0.33	(0.93)	(0.60)	(0.30)	(0.50)	(0.80)	$12.72	(4.42%)
12/31/2017	$13.26	0.27	1.20	1.47	(0.23)	(0.38)	(0.61)	$14.12	11.13%
12/31/2016	$12.71	0.34	0.58	0.92	(0.25)	(0.12)	(0.37)	$13.26	7.25%
12/31/2015	$13.78	0.26	(0.42)	(0.16)	(0.27)	(0.64)	(0.91)	$12.71	(1.15%)
Service Class
06/30/2020(Unaudited)	$13.68	0.07	(0.19)	(0.12)	(0.05)	-	(0.05)	$13.51	(0.84%) (d)
12/31/2019	$12.64	0.25	1.61	1.86	(0.17)	(0.65)	(0.82)	$13.68	14.96%
12/31/2018	$14.02	0.32	(0.92)	(0.60)	(0.28)	(0.50)	(0.78)	$12.64	(4.45%)
12/31/2017	$13.17	0.26	1.18	1.44	(0.21)	(0.38)	(0.59)	$14.02	10.98%
12/31/2016	$12.62	0.32	0.59	0.91	(0.24)	(0.12)	(0.36)	$13.17	7.18%
12/31/2015	$13.68	0.26	(0.43)	(0.17)	(0.25)	(0.64)	(0.89)	$12.62	(1.25%)
Class L
06/30/2020(Unaudited)	$ 9.77	0.05	(0.14)	(0.09)	(0.06)	-	(0.06)	$ 9.62	(0.92%) (d)
12/31/2019	$ 9.27	0.19	1.15	1.34	(0.19)	(0.65)	(0.84)	$ 9.77	14.83%
12/31/2018	$10.51	0.24	(0.69)	(0.45)	(0.29)	(0.50)	(0.79)	$ 9.27	(4.54%)
12/31/2017	$10.04	0.21	0.87	1.08	(0.23)	(0.38)	(0.61)	$10.51	10.83%
12/31/2016 (e)	$10.00	0.18	0.21	0.39	(0.25)	(0.10)	(0.35)	$10.04	3.93% (d)
Institutional Class
06/30/2020(Unaudited)	$ 9.16	0.07	(0.12)	(0.05)	(0.09)	-	(0.09)	$ 9.02	(0.57%) (d)
12/31/2019	$ 8.76	0.23	1.10	1.33	(0.28)	(0.65)	(0.93)	$ 9.16	15.53%
12/31/2018	$10.01	0.30	(0.68)	(0.38)	(0.37)	(0.50)	(0.87)	$ 8.76	(4.03%)
12/31/2017	$ 9.61	0.33	0.77	1.10	(0.32)	(0.38)	(0.70)	$10.01	11.54%
12/31/2016	$ 9.32	0.27	0.43	0.70	(0.29)	(0.12)	(0.41)	$ 9.61	7.57%
12/31/2015 (f)	$10.00	0.19	(0.50)	(0.31)	(0.29)	(0.08)	(0.37)	$ 9.32	(3.18%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 52,809	0.47% (i)	0.43% (i)	1.19% (i)	14% (d)
12/31/2019	$ 57,202	0.47%	0.43%	2.00%	17%
12/31/2018	$ 60,993	0.47%	0.44%	2.33%	43%
12/31/2017	$ 92,389	0.47%	0.44%	1.96%	22%
12/31/2016	$108,266	0.47%	0.45%	2.57%	33%
12/31/2015	$ 3,548	0.35%	0.34%	1.87%	46% (j)
Service Class
06/30/2020 (Unaudited)	$305,463	0.57% (i)	0.53% (i)	1.04% (i)	14% (d)
12/31/2019	$369,554	0.57%	0.53%	1.83%	17%
12/31/2018	$446,092	0.57%	0.54%	2.28%	43%
12/31/2017	$607,903	0.57%	0.54%	1.90%	22%
12/31/2016	$683,608	0.57%	0.55%	2.42%	33%
12/31/2015	$ 51,634	0.47%	0.45%	1.90%	46% (j)
Class L
06/30/2020 (Unaudited)	$284,858	0.72% (i)	0.68% (i)	0.98% (i)	14% (d)
12/31/2019	$288,035	0.72%	0.68%	1.88%	17%
12/31/2018	$245,206	0.72%	0.69%	2.32%	43%
12/31/2017	$260,469	0.72%	0.69%	1.97%	22%
12/31/2016 (e)	$187,837	0.72% (i)	0.69% (i)	2.58% (i)	33%
Institutional Class
06/30/2020 (Unaudited)	$ 74,958	0.12% (i)	0.08% (i)	1.53% (i)	14% (d)
12/31/2019	$ 87,560	0.12%	0.08%	2.46%	17%
12/31/2018	$ 73,205	0.12%	0.09%	3.06%	43%
12/31/2017	$ 43,287	0.12%	0.09%	3.25%	22%
12/31/2016	$ 12,066	0.12%	0.10%	2.75%	33%
12/31/2015 (f)	$ 10	0.12% (i)	0.09% (i)	2.98% (i)	46% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$10.91	0.06	(0.23)	(0.17)	(0.06)	-	(0.06)	$10.68	(1.53%) (d)
12/31/2019	$10.00	0.22	1.40	1.62	(0.20)	(0.51)	(0.71)	$10.91	16.44%
12/31/2018	$11.12	0.29	(0.82)	(0.53)	(0.30)	(0.29)	(0.59)	$10.00	(4.94%)
12/31/2017	$10.28	0.45	0.82	1.27	(0.36)	(0.07)	(0.43)	$11.12	12.43%
12/31/2016 (e)	$10.00	0.24	0.24	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.84% (d)
Service Class
06/30/2020(Unaudited)	$10.94	0.05	(0.22)	(0.17)	(0.06)	-	(0.06)	$10.71	(1.58%) (d)
12/31/2019	$10.03	0.21	1.40	1.61	(0.19)	(0.51)	(0.70)	$10.94	16.24%
12/31/2018	$11.15	0.28	(0.82)	(0.54)	(0.29)	(0.29)	(0.58)	$10.03	(5.02%)
12/31/2017	$10.28	0.28	0.97	1.25	(0.31)	(0.07)	(0.38)	$11.15	12.30%
12/31/2016 (e)	$10.00	0.35	0.13	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.85% (d)
Class L
06/30/2020(Unaudited)	$10.92	0.05	(0.24)	(0.19)	(0.05)	-	(0.05)	$10.68	(1.71%) (d)
12/31/2019	$10.02	0.23	1.37	1.60	(0.19)	(0.51)	(0.70)	$10.92	16.13%
12/31/2018	$11.14	0.29	(0.85)	(0.56)	(0.27)	(0.29)	(0.56)	$10.02	(5.17%)
12/31/2017	$10.29	0.43	0.82	1.25	(0.33)	(0.07)	(0.40)	$11.14	12.24%
12/31/2016 (e)	$10.00	0.19	0.28	0.47	(0.17)	(0.01)	(0.18)	$10.29	4.76% (d)
Institutional Class
06/30/2020(Unaudited)	$10.92	0.08	(0.23)	(0.15)	(0.08)	-	(0.08)	$10.69	(1.36%) (d)
12/31/2019	$10.03	0.27	1.39	1.66	(0.26)	(0.51)	(0.77)	$10.92	16.80%
12/31/2018	$11.16	0.34	(0.83)	(0.49)	(0.35)	(0.29)	(0.64)	$10.03	(4.58%)
12/31/2017	$10.28	0.29	1.02	1.31	(0.36)	(0.07)	(0.43)	$11.16	12.81%
12/31/2016 (e)	$10.00	1.26	(0.76)	0.50	(0.21)	(0.01)	(0.22)	$10.28	5.03% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 14,368	0.47% (h)	0.44% (h)	1.19% (h)	21% (d)
12/31/2019	$ 14,883	0.47%	0.44%	2.02%	26%
12/31/2018	$ 15,119	0.47%	0.44%	2.65%	46%
12/31/2017	$ 11,305	0.47%	0.45%	4.08%	49%
12/31/2016 (e)	$ 3,016	0.47% (h)	0.45% (h)	3.50% (h)	36% (d)
Service Class
06/30/2020 (Unaudited)	$ 28,891	0.57% (h)	0.54% (h)	1.06% (h)	21% (d)
12/31/2019	$ 32,034	0.57%	0.54%	1.97%	26%
12/31/2018	$ 31,750	0.57%	0.54%	2.57%	46%
12/31/2017	$ 27,376	0.57%	0.55%	2.51%	49%
12/31/2016 (e)	$ 9,858	0.57% (h)	0.55% (h)	4.97% (h)	36% (d)
Class L
06/30/2020 (Unaudited)	$178,938	0.72% (h)	0.69% (h)	1.03% (h)	21% (d)
12/31/2019	$158,359	0.72%	0.69%	2.11%	26%
12/31/2018	$ 90,032	0.72%	0.69%	2.66%	46%
12/31/2017	$ 50,498	0.72%	0.70%	3.88%	49%
12/31/2016 (e)	$ 10	0.72% (h)	0.45% (h)	2.81% (h)	36% (d)
Institutional Class
06/30/2020 (Unaudited)	$ 47,789	0.12% (h)	0.09% (h)	1.53% (h)	21% (d)
12/31/2019	$ 57,786	0.12%	0.09%	2.49%	26%
12/31/2018	$ 43,938	0.12%	0.09%	3.10%	46%
12/31/2017	$ 21,434	0.12%	0.10%	2.62%	49%
12/31/2016 (e)	$ 2,557	0.12% (h)	0.10% (h)	17.84% (h)	36% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$14.46	0.08	(0.40)	(0.32)	(0.06)	-	(0.06)	$14.08	(2.20%) (d)
12/31/2019	$13.19	0.28	2.05	2.33	(0.22)	(0.84)	(1.06)	$14.46	18.01%
12/31/2018	$15.08	0.32	(1.15)	(0.83)	(0.30)	(0.76)	(1.06)	$13.19	(5.73%)
12/31/2017	$13.97	0.29	1.66	1.95	(0.25)	(0.59)	(0.84)	$15.08	14.14%
12/31/2016	$13.33	0.37	0.70	1.07	(0.26)	(0.17)	(0.43)	$13.97	8.13%
12/31/2015	$15.57	0.28	(0.52)	(0.24)	(0.27)	(1.73)	(2.00)	$13.33	(1.43%)
Service Class
06/30/2020(Unaudited)	$14.37	0.07	(0.39)	(0.32)	(0.05)	-	(0.05)	$14.00	(2.20%) (d)
12/31/2019	$13.11	0.27	2.03	2.30	(0.20)	(0.84)	(1.04)	$14.37	17.89%
12/31/2018	$14.99	0.32	(1.16)	(0.84)	(0.28)	(0.76)	(1.04)	$13.11	(5.82%)
12/31/2017	$13.90	0.29	1.63	1.92	(0.24)	(0.59)	(0.83)	$14.99	13.96%
12/31/2016	$13.26	0.35	0.71	1.06	(0.25)	(0.17)	(0.42)	$13.90	8.07%
12/31/2015	$15.50	0.29	(0.54)	(0.25)	(0.26)	(1.73)	(1.99)	$13.26	(1.54%)
Class L
06/30/2020(Unaudited)	$ 9.37	0.04	(0.26)	(0.22)	(0.06)	-	(0.06)	$ 9.09	(2.30%) (d)
12/31/2019	$ 8.90	0.19	1.35	1.54	(0.23)	(0.84)	(1.07)	$ 9.37	17.68%
12/31/2018	$10.56	0.24	(0.84)	(0.60)	(0.30)	(0.76)	(1.06)	$ 8.90	(5.88%)
12/31/2017	$10.05	0.22	1.15	1.37	(0.27)	(0.59)	(0.86)	$10.56	13.81%
12/31/2016 (e)	$10.00	0.19	0.28	0.47	(0.27)	(0.15)	(0.42)	$10.05	4.72% (d)
Institutional Class
06/30/2020(Unaudited)	$ 8.47	0.06	(0.22)	(0.16)	(0.09)	-	(0.09)	$ 8.22	(1.90%) (d)
12/31/2019	$ 8.16	0.22	1.23	1.45	(0.30)	(0.84)	(1.14)	$ 8.47	18.43%
12/31/2018	$ 9.80	0.29	(0.78)	(0.49)	(0.39)	(0.76)	(1.15)	$ 8.16	(5.41%)
12/31/2017	$ 9.40	0.34	1.01	1.35	(0.36)	(0.59)	(0.95)	$ 9.80	14.56%
12/31/2016	$ 9.13	0.35	0.40	0.75	(0.31)	(0.17)	(0.48)	$ 9.40	8.37%
12/31/2015 (f)	$10.00	0.19	(0.58)	(0.39)	(0.31)	(0.17)	(0.48)	$ 9.13	(3.99%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 97,602	0.47% (i)	0.45% (i)	1.14% (i)	14% (d)
12/31/2019	$ 108,828	0.47%	0.45%	1.93%	22%
12/31/2018	$ 118,244	0.47%	0.45%	2.17%	39%
12/31/2017	$ 173,780	0.47%	0.45%	1.92%	21%
12/31/2016	$ 196,646	0.47%	0.46%	2.63%	27%
12/31/2015	$ 11,234	0.36%	0.35%	1.85%	35% (j)
Service Class
06/30/2020 (Unaudited)	$ 846,826	0.57% (i)	0.55% (i)	1.00% (i)	14% (d)
12/31/2019	$1,026,060	0.57%	0.55%	1.87%	22%
12/31/2018	$1,081,687	0.57%	0.55%	2.17%	39%
12/31/2017	$1,373,819	0.57%	0.55%	1.93%	21%
12/31/2016	$1,384,606	0.57%	0.56%	2.50%	27%
12/31/2015	$ 85,963	0.47%	0.46%	1.98%	35% (j)
Class L
06/30/2020 (Unaudited)	$ 322,948	0.72% (i)	0.69% (i)	0.98% (i)	14% (d)
12/31/2019	$ 307,685	0.72%	0.70%	1.96%	22%
12/31/2018	$ 221,557	0.72%	0.70%	2.29%	39%
12/31/2017	$ 203,493	0.72%	0.70%	2.05%	21%
12/31/2016 (e)	$ 133,562	0.72% (i)	0.71% (i)	2.67% (i)	27%
Institutional Class
06/30/2020 (Unaudited)	$ 185,556	0.12% (i)	0.09% (i)	1.50% (i)	14% (d)
12/31/2019	$ 212,287	0.12%	0.10%	2.48%	22%
12/31/2018	$ 157,901	0.12%	0.10%	2.97%	39%
12/31/2017	$ 105,501	0.12%	0.10%	3.42%	21%
12/31/2016	$ 24,853	0.12%	0.11%	3.68%	27%
12/31/2015 (f)	$ 10	0.11% (i)	0.11% (i)	2.98% (i)	35% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$11.24	0.06	(0.46)	(0.40)	(0.06)	-	(0.06)	$10.78	(3.56%) (d)
12/31/2019	$10.13	0.23	1.75	1.98	(0.21)	(0.66)	(0.87)	$11.24	20.00%
12/31/2018	$11.61	0.28	(1.04)	(0.76)	(0.30)	(0.42)	(0.72)	$10.13	(6.74%)
12/31/2017	$10.40	0.35	1.32	1.67	(0.36)	(0.10)	(0.46)	$11.61	16.18%
12/31/2016 (e)	$10.00	0.26	0.34	0.60	(0.19)	(0.01)	(0.20)	$10.40	6.11% (d)
Service Class
06/30/2020(Unaudited)	$11.28	0.05	(0.46)	(0.41)	(0.05)	-	(0.05)	$10.82	(3.61%) (d)
12/31/2019	$10.15	0.22	1.76	1.98	(0.19)	(0.66)	(0.85)	$11.28	19.84%
12/31/2018	$11.64	0.27	(1.05)	(0.78)	(0.29)	(0.42)	(0.71)	$10.15	(6.82%)
12/31/2017	$10.40	0.30	1.37	1.67	(0.33)	(0.10)	(0.43)	$11.64	16.13%
12/31/2016 (e)	$10.00	0.56	0.05	0.61	(0.20)	(0.01)	(0.21)	$10.40	6.17% (d)
Class L
06/30/2020(Unaudited)	$11.25	0.05	(0.47)	(0.42)	(0.05)	-	(0.05)	$10.78	(3.74%) (d)
12/31/2019	$10.14	0.24	1.72	1.96	(0.19)	(0.66)	(0.85)	$11.25	19.77%
12/31/2018	$11.62	0.29	(1.08)	(0.79)	(0.27)	(0.42)	(0.69)	$10.14	(6.97%)
12/31/2017	$10.41	0.48	1.18	1.66	(0.35)	(0.10)	(0.45)	$11.62	16.04%
12/31/2016 (e)	$10.00	0.19	0.41	0.60	(0.18)	(0.01)	(0.19)	$10.41	6.03% (d)
Institutional Class
06/30/2020(Unaudited)	$11.26	0.07	(0.46)	(0.39)	(0.08)	-	(0.08)	$10.79	(3.49%) (d)
12/31/2019	$10.15	0.28	1.76	2.04	(0.27)	(0.66)	(0.93)	$11.26	20.52%
12/31/2018	$11.64	0.33	(1.05)	(0.72)	(0.35)	(0.42)	(0.77)	$10.15	(6.43%)
12/31/2017	$10.40	0.32	1.40	1.72	(0.38)	(0.10)	(0.48)	$11.64	16.60%
12/31/2016 (e)	$10.00	1.42	(0.80)	0.62	(0.21)	(0.01)	(0.22)	$10.40	6.32% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 10,893	0.47% (h)	0.45% (h)	1.15% (h)	19% (d)
12/31/2019	$ 10,577	0.47%	0.45%	2.09%	23%
12/31/2018	$ 8,157	0.47%	0.46%	2.45%	40%
12/31/2017	$ 6,011	0.47%	0.46%	3.09%	35%
12/31/2016 (e)	$ 3,810	0.47% (h)	0.46% (h)	3.71% (h)	17% (d)
Service Class
06/30/2020 (Unaudited)	$ 40,333	0.57% (h)	0.55% (h)	0.97% (h)	19% (d)
12/31/2019	$ 45,451	0.57%	0.55%	1.93%	23%
12/31/2018	$ 39,959	0.57%	0.56%	2.38%	40%
12/31/2017	$ 31,962	0.57%	0.56%	2.61%	35%
12/31/2016 (e)	$ 8,594	0.57% (h)	0.56% (h)	7.93% (h)	17% (d)
Class L
06/30/2020 (Unaudited)	$160,615	0.72% (h)	0.70% (h)	0.95% (h)	19% (d)
12/31/2019	$142,140	0.72%	0.70%	2.16%	23%
12/31/2018	$ 71,812	0.72%	0.71%	2.56%	40%
12/31/2017	$ 39,597	0.72%	0.71%	4.12%	35%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.83% (h)	17% (d)
Institutional Class
06/30/2020 (Unaudited)	$ 64,935	0.12% (h)	0.10% (h)	1.42% (h)	19% (d)
12/31/2019	$ 78,245	0.12%	0.10%	2.52%	23%
12/31/2018	$ 49,277	0.12%	0.11%	2.81%	40%
12/31/2017	$ 24,430	0.12%	0.11%	2.84%	35%
12/31/2016 (e)	$ 2,605	0.12% (h)	0.11% (h)	19.81% (h)	17% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$14.18	0.06	(0.77)	(0.71)	(0.05)	-	(0.05)	$13.42	(5.02%) (d)
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04%
12/31/2015	$16.51	0.27	(0.59)	(0.32)	(0.25)	(2.89)	(3.14)	$13.05	(1.62%)
Service Class
06/30/2020(Unaudited)	$13.93	0.05	(0.75)	(0.70)	(0.04)	-	(0.04)	$13.19	(5.01%) (d)
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98%
12/31/2015	$16.34	0.28	(0.61)	(0.33)	(0.24)	(2.89)	(3.13)	$12.88	(1.74%)
Class L
06/30/2020(Unaudited)	$ 9.20	0.03	(0.50)	(0.47)	(0.05)	-	(0.05)	$ 8.68	(5.10%) (d)
12/31/2019	$ 8.67	0.18	1.66	1.84	(0.22)	(1.09)	(1.31)	$ 9.20	21.84%
12/31/2018	$10.91	0.21	(1.04)	(0.83)	(0.27)	(1.14)	(1.41)	$ 8.67	(8.08%)
12/31/2017	$10.11	0.22	1.58	1.80	(0.28)	(0.72)	(1.00)	$10.91	18.06%
12/31/2016 (e)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63% (d)
Institutional Class
06/30/2020(Unaudited)	$ 8.17	0.05	(0.44)	(0.39)	(0.07)	-	(0.07)	$ 7.71	(4.71%) (d)
12/31/2019	$ 7.85	0.20	1.50	1.70	(0.29)	(1.09)	(1.38)	$ 8.17	22.58%
12/31/2018	$10.05	0.27	(0.97)	(0.70)	(0.36)	(1.14)	(1.50)	$ 7.85	(7.56%)
12/31/2017	$ 9.41	0.37	1.36	1.73	(0.37)	(0.72)	(1.09)	$10.05	18.69%
12/31/2016	$ 9.07	0.39	0.47	0.86	(0.29)	(0.23)	(0.52)	$ 9.41	9.56%
12/31/2015 (f)	$10.00	0.18	(0.65)	(0.47)	(0.29)	(0.17)	(0.46)	$ 9.07	(4.81%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 83,571	0.47% (i)	0.46% (i)	0.93% (i)	11% (d)
12/31/2019	$ 98,420	0.47%	0.46%	1.80%	23%
12/31/2018	$ 105,406	0.47%	0.46%	1.89%	37%
12/31/2017	$ 162,090	0.47%	0.46%	1.82%	22%
12/31/2016	$ 175,123	0.47%	0.47%	2.58%	25%
12/31/2015	$ 7,131	0.36%	0.35%	1.72%	27% (j)
Service Class
06/30/2020 (Unaudited)	$ 820,499	0.57% (i)	0.56% (i)	0.83% (i)	11% (d)
12/31/2019	$ 984,866	0.57%	0.56%	1.76%	23%
12/31/2018	$ 978,371	0.57%	0.56%	1.90%	37%
12/31/2017	$1,248,639	0.57%	0.56%	1.85%	22%
12/31/2016	$1,190,559	0.57%	0.57%	2.43%	25%
12/31/2015	$ 69,647	0.47%	0.47%	1.83%	27% (j)
Class L
06/30/2020 (Unaudited)	$ 261,687	0.72% (i)	0.72% (i)	0.78% (i)	11% (d)
12/31/2019	$ 262,129	0.72%	0.71%	1.91%	23%
12/31/2018	$ 179,262	0.72%	0.71%	1.94%	37%
12/31/2017	$ 183,489	0.72%	0.71%	2.01%	22%
12/31/2016 (e)	$ 115,848	0.72% (i)	0.71% (i)	2.71% (i)	25%
Institutional Class
06/30/2020 (Unaudited)	$ 183,281	0.12% (i)	0.11% (i)	1.36% (i)	11% (d)
12/31/2019	$ 202,044	0.12%	0.11%	2.41%	23%
12/31/2018	$ 143,007	0.12%	0.11%	2.74%	37%
12/31/2017	$ 90,164	0.12%	0.11%	3.64%	22%
12/31/2016	$ 21,727	0.12%	0.11%	4.05%	25%
12/31/2015 (f)	$ 10	0.12% (i)	0.12% (i)	2.85% (i)	27% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$11.19	0.04	(0.77)	(0.73)	(0.04)	-	(0.04)	$10.42	(6.50%) (d)
12/31/2019	$ 9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$ 9.91	(8.76%)
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
12/31/2016 (e)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09% (d)
Service Class
06/30/2020(Unaudited)	$11.24	0.04	(0.77)	(0.73)	(0.04)	-	(0.04)	$10.47	(6.49%) (d)
12/31/2019	$ 9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$ 9.94	(8.85%)
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
12/31/2016 (e)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08% (d)
Class L
06/30/2020(Unaudited)	$11.23	0.04	(0.77)	(0.73)	(0.04)	-	(0.04)	$10.46	(6.53%) (d)
12/31/2019	$ 9.95	0.24	2.04	2.28	(0.18)	(0.82)	(1.00)	$11.23	23.47%
12/31/2018	$11.71	0.27	(1.29)	(1.02)	(0.28)	(0.46)	(0.74)	$ 9.95	(8.97%)
12/31/2017	$10.46	0.53	1.47	2.00	(0.47)	(0.28)	(0.75)	$11.71	19.22%
12/31/2016 (e)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04% (d)
Institutional Class
06/30/2020(Unaudited)	$11.26	0.06	(0.77)	(0.71)	(0.06)	-	(0.06)	$10.49	(6.27%) (d)
12/31/2019	$ 9.97	0.27	2.10	2.37	(0.26)	(0.82)	(1.08)	$11.26	24.18%
12/31/2018	$11.74	0.31	(1.28)	(0.97)	(0.34)	(0.46)	(0.80)	$ 9.97	(8.40%)
12/31/2017	$10.46	0.33	1.72	2.05	(0.49)	(0.28)	(0.77)	$11.74	19.78%
12/31/2016 (e)	$10.00	1.47	(0.74)	0.73	(0.24)	(0.03)	(0.27)	$10.46	7.44% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 3,523	0.47% (h)	0.46% (h)	0.72% (h)	15% (d)
12/31/2019	$ 5,112	0.47%	0.46%	2.13%	22%
12/31/2018	$ 3,638	0.47%	0.46%	2.05%	36%
12/31/2017	$ 3,616	0.47%	0.46%	1.40%	60%
12/31/2016 (e)	$ 10,771	0.47% (h)	0.46% (h)	3.38% (h)	40% (d)
Service Class
06/30/2020 (Unaudited)	$ 31,368	0.57% (h)	0.56% (h)	0.76% (h)	15% (d)
12/31/2019	$ 36,469	0.57%	0.56%	1.90%	22%
12/31/2018	$ 27,649	0.57%	0.56%	2.18%	36%
12/31/2017	$ 20,851	0.57%	0.57%	2.61%	60%
12/31/2016 (e)	$ 4,646	0.57% (h)	0.56% (h)	7.76% (h)	40% (d)
Class L
06/30/2020 (Unaudited)	$113,928	0.72% (h)	0.71% (h)	0.72% (h)	15% (d)
12/31/2019	$102,348	0.72%	0.71%	2.15%	22%
12/31/2018	$ 48,495	0.72%	0.71%	2.33%	36%
12/31/2017	$ 26,149	0.72%	0.72%	4.49%	60%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.75% (h)	40% (d)
Institutional Class
06/30/2020 (Unaudited)	$ 45,584	0.12% (h)	0.11% (h)	1.27% (h)	15% (d)
12/31/2019	$ 49,238	0.12%	0.11%	2.39%	22%
12/31/2018	$ 31,825	0.12%	0.11%	2.63%	36%
12/31/2017	$ 12,975	0.12%	0.11%	2.82%	60%
12/31/2016 (e)	$ 1,821	0.12% (h)	0.12% (h)	20.33% (h)	40% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$14.16	0.05	(1.07)	(1.02)	(0.04)	-	(0.04)	$13.10	(7.22%) (d)
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53%
12/31/2015	$17.18	0.27	(0.66)	(0.39)	(0.24)	(3.73)	(3.97)	$12.82	(1.90%)
Service Class
06/30/2020(Unaudited)	$13.57	0.04	(1.03)	(0.99)	(0.03)	-	(0.03)	$12.55	(7.28%) (d)
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40%
12/31/2015	$16.78	0.27	(0.66)	(0.39)	(0.22)	(3.73)	(3.95)	$12.44	(1.92%)
Class L
06/30/2020(Unaudited)	$ 9.38	0.03	(0.71)	(0.68)	(0.04)	-	(0.04)	$ 8.66	(7.26%) (d)
12/31/2019	$ 8.79	0.18	1.87	2.05	(0.21)	(1.25)	(1.46)	$ 9.38	24.31%
12/31/2018	$11.22	0.20	(1.19)	(0.99)	(0.25)	(1.19)	(1.44)	$ 8.79	(9.55%)
12/31/2017	$10.18	0.22	1.80	2.02	(0.26)	(0.72)	(0.98)	$11.22	20.14%
12/31/2016 (e)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94% (d)
Institutional Class
06/30/2020(Unaudited)	$ 8.32	0.04	(0.63)	(0.59)	(0.06)	-	(0.06)	$ 7.67	(7.05%) (d)
12/31/2019	$ 7.95	0.21	1.69	1.90	(0.28)	(1.25)	(1.53)	$ 8.32	25.14%
12/31/2018	$10.33	0.27	(1.12)	(0.85)	(0.34)	(1.19)	(1.53)	$ 7.95	(9.01%)
12/31/2017	$ 9.47	0.40	1.54	1.94	(0.36)	(0.72)	(1.08)	$10.33	20.76%
12/31/2016	$ 9.06	0.37	0.52	0.89	(0.27)	(0.21)	(0.48)	$ 9.47	9.88%
12/31/2015 (f)	$10.00	0.18	(0.70)	(0.52)	(0.27)	(0.15)	(0.42)	$ 9.06	(5.23%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 37,805	0.47% (i)	0.46% (i)	0.77% (i)	9% (d)
12/31/2019	$ 44,077	0.47%	0.46%	1.59%	24%
12/31/2018	$ 52,347	0.47%	0.46%	1.74%	33%
12/31/2017	$ 82,795	0.47%	0.46%	1.68%	22%
12/31/2016	$ 95,070	0.47%	0.47%	2.55%	23%
12/31/2015	$ 1,918	0.36%	0.35%	1.67%	28% (j)
Service Class
06/30/2020 (Unaudited)	$500,483	0.57% (i)	0.56% (i)	0.66% (i)	9% (d)
12/31/2019	$606,808	0.57%	0.56%	1.70%	24%
12/31/2018	$581,048	0.57%	0.56%	1.74%	33%
12/31/2017	$733,375	0.57%	0.56%	1.82%	22%
12/31/2016	$671,090	0.57%	0.57%	2.36%	23%
12/31/2015	$ 36,770	0.47%	0.47%	1.77%	28% (j)
Class L
06/30/2020 (Unaudited)	$136,909	0.72% (i)	0.71% (i)	0.60% (i)	9% (d)
12/31/2019	$138,790	0.72%	0.71%	1.85%	24%
12/31/2018	$ 95,073	0.72%	0.71%	1.82%	33%
12/31/2017	$ 93,630	0.72%	0.71%	1.95%	22%
12/31/2016 (e)	$ 58,663	0.72% (i)	0.72% (i)	2.68% (i)	23%
Institutional Class
06/30/2020 (Unaudited)	$121,564	0.12% (i)	0.11% (i)	1.20% (i)	9% (d)
12/31/2019	$129,174	0.12%	0.11%	2.40%	24%
12/31/2018	$ 87,290	0.12%	0.11%	2.64%	33%
12/31/2017	$ 57,098	0.12%	0.11%	3.82%	22%
12/31/2016	$ 11,297	0.12%	0.12%	3.94%	23%
12/31/2015 (f)	$ 9	0.12% (i)	0.11% (i)	2.80% (i)	28% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$11.62	0.04	(0.92)	(0.88)	(0.04)	-	(0.04)	$10.70	(7.57%) (d)
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
12/31/2016 (e)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15% (d)
Service Class
06/30/2020(Unaudited)	$11.66	0.03	(0.93)	(0.90)	(0.04)	-	(0.04)	$10.72	(7.75%) (d)
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
12/31/2016 (e)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16% (d)
Class L
06/30/2020(Unaudited)	$11.63	0.03	(0.94)	(0.91)	(0.03)	-	(0.03)	$10.69	(7.81%) (d)
12/31/2019	$10.21	0.24	2.21	2.45	(0.19)	(0.84)	(1.03)	$11.63	24.54%
12/31/2018	$12.15	0.28	(1.43)	(1.15)	(0.29)	(0.50)	(0.79)	$10.21	(9.78%)
12/31/2017	$10.51	0.47	1.67	2.14	(0.38)	(0.12)	(0.50)	$12.15	20.46%
12/31/2016 (e)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05% (d)
Institutional Class
06/30/2020(Unaudited)	$11.66	0.06	(0.93)	(0.87)	(0.06)	-	(0.06)	$10.73	(7.46%) (d)
12/31/2019	$10.24	0.29	2.24	2.53	(0.27)	(0.84)	(1.11)	$11.66	25.28%
12/31/2018	$12.19	0.32	(1.41)	(1.09)	(0.36)	(0.50)	(0.86)	$10.24	(9.21%)
12/31/2017	$10.51	0.34	1.87	2.21	(0.41)	(0.12)	(0.53)	$12.19	21.16%
12/31/2016 (e)	$10.00	1.43	(0.70)	0.73	(0.21)	(0.01)	(0.22)	$10.51	7.45% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 2,438	0.47% (h)	0.46% (h)	0.69% (h)	14% (d)
12/31/2019	$ 3,124	0.47%	0.46%	2.07%	21%
12/31/2018	$ 2,166	0.47%	0.47%	2.49%	33%
12/31/2017	$ 1,304	0.47%	0.46%	2.15%	35%
12/31/2016 (e)	$ 1,198	0.47% (h)	0.46% (h)	3.66% (h)	17% (d)
Service Class
06/30/2020 (Unaudited)	$25,735	0.57% (h)	0.56% (h)	0.65% (h)	14% (d)
12/31/2019	$29,274	0.57%	0.56%	1.91%	21%
12/31/2018	$20,800	0.57%	0.57%	2.14%	33%
12/31/2017	$14,786	0.57%	0.57%	2.99%	35%
12/31/2016 (e)	$ 2,637	0.57% (h)	0.56% (h)	6.37% (h)	17% (d)
Class L
06/30/2020 (Unaudited)	$41,119	0.72% (h)	0.71% (h)	0.59% (h)	14% (d)
12/31/2019	$39,877	0.72%	0.71%	2.09%	21%
12/31/2018	$18,965	0.72%	0.72%	2.31%	33%
12/31/2017	$10,409	0.73%	0.72%	3.89%	35%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.69% (h)	17% (d)
Institutional Class
06/30/2020 (Unaudited)	$32,942	0.12% (h)	0.11% (h)	1.19% (h)	14% (d)
12/31/2019	$32,461	0.12%	0.11%	2.52%	21%
12/31/2018	$17,395	0.12%	0.12%	2.61%	33%
12/31/2017	$ 8,929	0.12%	0.12%	2.88%	35%
12/31/2016 (e)	$ 899	0.12% (h)	0.12% (h)	19.78% (h)	17% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$17.21	0.05	(1.38)	(1.33)	(0.03)	-	(0.03)	$15.85	(7.70%) (d)
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44%
12/31/2015	$17.45	0.30	(0.71)	(0.41)	(0.25)	(1.69)	(1.94)	$15.10	(2.17%)
Service Class
06/30/2020(Unaudited)	$16.63	0.05	(1.34)	(1.29)	(0.03)	-	(0.03)	$15.31	(7.76%) (d)
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39%
12/31/2015	$17.05	0.30	(0.71)	(0.41)	(0.24)	(1.69)	(1.93)	$14.71	(2.26%)
Class L
06/30/2020(Unaudited)	$ 8.94	0.02	(0.72)	(0.70)	(0.04)	-	(0.04)	$ 8.20	(7.79%) (d)
12/31/2019	$ 8.57	0.18	1.82	2.00	(0.25)	(1.38)	(1.63)	$ 8.94	24.47%
12/31/2018	$11.13	0.21	(1.24)	(1.03)	(0.30)	(1.23)	(1.53)	$ 8.57	(10.03%)
12/31/2017	$10.12	0.25	1.80	2.05	(0.33)	(0.71)	(1.04)	$11.13	20.53%
12/31/2016 (e)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88% (d)
Institutional Class
06/30/2020(Unaudited)	$ 7.81	0.04	(0.63)	(0.59)	(0.07)	-	(0.07)	$ 7.15	(7.59%) (d)
12/31/2019	$ 7.68	0.21	1.62	1.83	(0.32)	(1.38)	(1.70)	$ 7.81	25.19%
12/31/2018	$10.17	0.27	(1.14)	(0.87)	(0.39)	(1.23)	(1.62)	$ 7.68	(9.43%)
12/31/2017	$ 9.34	0.44	1.51	1.95	(0.41)	(0.71)	(1.12)	$10.17	21.24%
12/31/2016	$ 8.99	0.42	0.46	0.88	(0.32)	(0.21)	(0.53)	$ 9.34	9.87%
12/31/2015 (f)	$10.00	0.18	(0.74)	(0.56)	(0.29)	(0.16)	(0.45)	$ 8.99	(5.67%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 15,305	0.47% (i)	0.46% (i)	0.71% (i)	12% (d)
12/31/2019	$ 18,634	0.47%	0.46%	1.65%	26%
12/31/2018	$ 20,048	0.47%	0.46%	1.74%	36%
12/31/2017	$ 38,953	0.47%	0.46%	1.71%	25%
12/31/2016	$ 41,159	0.47%	0.47%	2.66%	20%
12/31/2015	$ 320	0.36%	0.36%	1.74%	26% (j)
Service Class
06/30/2020 (Unaudited)	$246,363	0.57% (i)	0.56% (i)	0.62% (i)	12% (d)
12/31/2019	$289,415	0.57%	0.56%	1.78%	26%
12/31/2018	$248,803	0.57%	0.56%	1.77%	36%
12/31/2017	$287,723	0.57%	0.56%	1.86%	25%
12/31/2016	$244,187	0.57%	0.57%	2.42%	20%
12/31/2015	$ 10,004	0.48%	0.47%	1.84%	26% (j)
Class L
06/30/2020 (Unaudited)	$ 24,678	0.72% (i)	0.71% (i)	0.50% (i)	12% (d)
12/31/2019	$ 26,352	0.72%	0.71%	1.96%	26%
12/31/2018	$ 16,384	0.72%	0.71%	1.92%	36%
12/31/2017	$ 14,498	0.72%	0.71%	2.23%	25%
12/31/2016 (e)	$ 7,380	0.72% (i)	0.71% (i)	2.62% (i)	20%
Institutional Class
06/30/2020 (Unaudited)	$ 72,978	0.12% (i)	0.11% (i)	1.14% (i)	12% (d)
12/31/2019	$ 75,956	0.12%	0.11%	2.52%	26%
12/31/2018	$ 46,123	0.12%	0.11%	2.78%	36%
12/31/2017	$ 26,985	0.12%	0.11%	4.30%	25%
12/31/2016	$ 2,797	0.12%	0.12%	4.43%	20%
12/31/2015 (f)	$ 9	0.12% (i)	0.12% (i)	2.71% (i)	26% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$10.58	0.04	(0.86)	(0.82)	(0.04)	-	(0.04)	$ 9.72	(7.78%) (d)
12/31/2019 (e)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56% (d)
Service Class
06/30/2020(Unaudited)	$10.59	0.04	(0.87)	(0.83)	(0.04)	-	(0.04)	$ 9.72	(7.84%) (d)
12/31/2019 (e)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58% (d)
Class L
06/30/2020(Unaudited)	$10.58	0.03	(0.87)	(0.84)	(0.03)	-	(0.03)	$ 9.71	(7.97%) (d)
12/31/2019 (e)	$10.00	0.32	0.52	0.84	(0.22)	(0.04)	(0.26)	$10.58	8.45% (d)
Institutional Class
06/30/2020(Unaudited)	$10.59	0.06	(0.87)	(0.81)	(0.05)	-	(0.05)	$ 9.73	(7.62%) (d)
12/31/2019 (e)	$10.00	0.38	0.50	0.88	(0.25)	(0.04)	(0.29)	$10.59	8.80% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 50	0.47% (h)	0.46% (h)	0.83% (h)	112% (d)
12/31/2019 (e)	$ 45	0.47% (h)	0.46% (h)	6.20% (h)	243% (d)
Service Class
06/30/2020 (Unaudited)	$ 77	0.57% (h)	0.54% (h)	1.14% (h)	112% (d)
12/31/2019 (e)	$ 23	0.57% (h)	0.48% (h)	4.34% (h)	243% (d)
Class L
06/30/2020 (Unaudited)	$1,623	0.72% (h)	0.71% (h)	0.60% (h)	112% (d)
12/31/2019 (e)	$1,082	0.72% (h)	0.71% (h)	4.62% (h)	243% (d)
Institutional Class
06/30/2020 (Unaudited)	$ 270	0.12% (h)	0.11% (h)	2.00% (h)	112% (d)
12/31/2019 (e)	$ 34	0.11% (h)	0.11% (h)	5.03% (h)	243% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on May 1, 2019.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, the Great-West Lifetime 2050 Fund, the Great-West Lifetime 2055 Fund and the Great-West Lifetime 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Semi-Annual Report - June 30, 2020

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 30, 2020

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Lifetime 2015 Fund	$721,480,883	$33,270,741	$(35,855,713)	$(2,584,972)
Great-West Lifetime 2020 Fund	281,568,950	9,655,216	(21,084,766)	(11,429,550)
Great-West Lifetime 2025 Fund	1,516,413,979	58,780,793	(121,080,514)	(62,299,721)
Great-West Lifetime 2030 Fund	296,211,093	9,409,311	(28,361,422)	(18,952,111)
Great-West Lifetime 2035 Fund	1,460,395,883	45,601,131	(155,615,980)	(110,014,849)
Great-West Lifetime 2040 Fund	215,253,131	5,383,006	(26,280,729)	(20,897,723)
Great-West Lifetime 2045 Fund	887,386,082	23,818,562	(113,622,465)	(89,803,903)
Great-West Lifetime 2050 Fund	113,907,612	2,688,553	(14,224,672)	(11,536,119)
Great-West Lifetime 2055 Fund	404,986,450	9,657,678	(54,783,700)	(45,126,022)
Great-West Lifetime 2060 Fund	2,194,091	47,427	(220,891)	(173,464)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Effective April 29, 2020, Great-West Funds has entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the period ended June 30, 2020.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Semi-Annual Report - June 30, 2020

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2020, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	7,294,945	$85,020,889	$ 9,256,963	$20,920,387	$ 532,190	$ 3,020,612	$ 841,581	$ 76,378,077	10.64%
Great-West Core Bond Fund Institutional Class	3,577,337	41,742,927	3,553,174	9,011,854	227,180	1,242,014	455,098	37,526,261	5.23
Great-West Global Bond Fund Institutional Class	4,440,130	44,176,263	4,124,521	8,834,575	(545,961)	(126,654)	102,849	39,339,555	5.48
Great-West High Yield Bond Fund Institutional Class	2,533,573	26,270,433	1,190,193	3,103,774	149,020	(870,628)	432,313	23,486,224	3.27
Great-West Inflation-Protected Securities Fund Institutional Class	8,885,672	99,921,833	9,508,513	21,960,758	(631,006)	2,542,265	278,500	90,011,853	12.53
Great-West Multi-Sector Bond Fund Institutional Class	3,211,344	34,393,811	1,861,342	5,050,255	(3,465)	(375,995)	680,141	30,828,903	4.29
Great-West Short Duration Bond Fund Institutional Class	3,349,448	37,681,969	3,187,391	7,586,921	(209,243)	546,991	410,322	33,829,430	4.71
					(481,285)	5,978,605	3,200,804	331,400,303	46.15
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	265,357	3,042,689	602,528	501,186	63,999	(424,116)	80	2,719,915	0.38
Great-West Emerging Markets Equity Fund Institutional Class	1,134,173	10,846,843	1,328,275	2,020,315	(271,780)	(446,285)	-	9,708,518	1.35
Great-West International Growth Fund Institutional Class	1,589,014	17,268,898	1,836,679	5,066,453	(483,623)	1,390,198	-	15,429,322	2.15
Great-West International Index Fund Institutional Class	3,774,058	38,389,438	5,205,653	5,918,253	261,422	(3,521,613)	-	34,155,225	4.76
Great-West International Value Fund Institutional Class	2,489,997	21,108,320	2,428,223	4,418,817	(1,137,499)	(268,451)	-	18,849,275	2.63
Great-West Large Cap Growth Fund Institutional Class	2,351,911	29,637,118	3,010,843	9,734,989	198,401	3,687,146	42,541	26,600,118	3.70
Great-West Large Cap Value Fund Institutional Class	5,143,085	35,617,649	6,244,162	8,053,657	(2,425,699)	(2,075,317)	394,882	31,732,837	4.42
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,050,168	7,131,260	1,688,721	1,746,171	(496,402)	(625,776)	26,545	6,448,034	0.90
Great-West Mid Cap Value Fund Institutional Class	1,505,017	12,183,659	3,031,972	3,229,594	(728,666)	(1,044,566)	79,542	10,941,471	1.52
Great-West Real Estate Index Fund Institutional Class	1,652,668	13,178,578	3,123,812	2,720,826	(345,209)	(1,847,622)	194,281	11,733,942	1.63
Great-West S&P 500® Index Fund Institutional Class	6,289,830	65,217,905	8,690,027	15,363,891	(888,555)	(174,418)	810,227	58,369,623	8.13
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,257,143	27,912,910	6,037,479	8,720,817	(1,851,053)	(116,998)	221,119	25,112,574	3.50
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,861,251	13,228,540	3,099,188	4,133,093	(1,461,569)	(170,953)	115,162	12,023,682	1.67
Great-West Small Cap Growth Fund Institutional Class	101,346	1,200,518	245,938	448,075	(31,342)	82,984	-	1,081,365	0.15

Semi-Annual Report - June 30, 2020

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,396,637	$12,673,020	$ 1,876,931	$ 4,086,833	$ (607,386)	$ 905,507	$ -	$ 11,368,625	1.58%
					(10,204,961)	(4,650,280)	1,884,379	276,274,526	38.47
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	78,934,842	88,135,281	12,672,314	22,447,665	-	-	574,912	78,934,842	10.99
					0	0	574,912	78,934,842	10.99
				Total	$(10,686,246)	$ 1,328,325	$5,660,095	$686,609,671	95.61%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,863,228	$28,968,567	$7,704,677	$7,641,651	$ 354,654	$ 946,408	$ 315,183	$ 29,978,001	11.10%
Great-West Core Bond Fund Institutional Class	1,402,045	14,214,825	3,424,703	3,399,946	71,801	467,872	170,203	14,707,454	5.45
Great-West Global Bond Fund Institutional Class	1,632,579	14,098,528	3,648,018	3,198,205	(129,621)	(83,692)	37,397	14,464,649	5.36
Great-West High Yield Bond Fund Institutional Class	950,694	8,558,070	1,396,291	910,606	(63,003)	(230,824)	160,367	8,812,931	3.26
Great-West Inflation-Protected Securities Fund Institutional Class	2,546,315	24,976,645	6,302,600	6,168,149	(175,148)	683,072	79,090	25,794,168	9.55
Great-West Multi-Sector Bond Fund Institutional Class	1,248,627	11,614,331	2,363,024	1,917,040	(85,060)	(73,495)	262,032	11,986,820	4.44
Great-West Short Duration Bond Fund Institutional Class	1,000,879	9,789,506	2,416,182	2,229,632	(36,680)	132,819	117,318	10,108,875	3.75
					(63,057)	1,842,160	1,141,590	115,852,898	42.91
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	110,610	1,097,350	354,194	190,812	(26,838)	(126,975)	33	1,133,757	0.42
Great-West Emerging Markets Equity Fund Institutional Class	524,021	4,353,715	957,626	554,144	(57,113)	(271,578)	-	4,485,619	1.66
Great-West International Growth Fund Institutional Class	697,661	6,568,402	1,141,785	1,408,235	(157,741)	472,338	-	6,774,290	2.51
Great-West International Index Fund Institutional Class	1,661,138	14,669,048	3,530,500	2,100,725	(384,749)	(1,065,523)	-	15,033,300	5.57
Great-West International Value Fund Institutional Class	1,093,824	8,075,649	1,753,637	1,415,425	(497,832)	(133,612)	-	8,280,249	3.07
Great-West Large Cap Growth Fund Institutional Class	971,010	10,886,477	1,582,913	3,226,023	(395,057)	1,738,752	17,343	10,982,119	4.07
Great-West Large Cap Value Fund Institutional Class	2,147,206	12,955,479	3,760,547	2,188,373	(622,887)	(1,279,393)	162,823	13,248,260	4.91
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	480,707	2,855,409	1,059,595	618,349	(179,368)	(345,115)	12,095	2,951,540	1.09

Semi-Annual Report - June 30, 2020

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West Mid Cap Value Fund Institutional Class	624,535	$ 4,396,001	$1,639,859	$1,004,124	$ (270,172)	$ (491,363)	$ 32,726	$ 4,540,373	1.68%
Great-West Real Estate Index Fund Institutional Class	627,532	4,409,887	1,611,384	793,772	(65,072)	(772,021)	73,370	4,455,478	1.65
Great-West S&P 500® Index Fund Institutional Class	2,609,636	23,987,215	4,887,209	4,976,892	(1,022,739)	319,894	332,272	24,217,426	8.97
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,346,948	10,179,707	3,223,211	2,854,909	(757,658)	(163,039)	90,779	10,384,970	3.84
Great-West S&P Small Cap 600® Index Fund Institutional Class	844,126	5,351,929	1,885,847	1,616,305	(601,798)	(168,417)	52,168	5,453,054	2.02
Great-West Small Cap Growth Fund Institutional Class	48,195	499,465	136,816	149,475	(14,544)	27,433	-	514,239	0.19
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	577,868	4,618,913	1,006,026	1,162,381	(187,886)	241,290	-	4,703,848	1.74
					(5,241,454)	(2,017,329)	773,609	117,158,522	43.39
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	23,617,624	22,845,670	7,132,465	6,523,900	-	-	163,389	23,617,624	8.75
					0	0	163,389	23,617,624	8.75
				Total	$(5,304,511)	$ (175,169)	$2,078,588	$256,629,044	95.05%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	14,993,293	$177,665,567	$25,097,527	$52,009,259	$ 931,848	$ 6,225,944	$ 1,693,917	$ 156,979,779	10.80%
Great-West Core Bond Fund Institutional Class	7,340,439	87,097,771	10,272,050	22,634,248	598,112	2,265,631	914,423	77,001,204	5.30
Great-West Global Bond Fund Institutional Class	8,061,144	81,647,534	10,062,082	19,923,550	(1,009,780)	(364,325)	186,956	71,421,741	4.92
Great-West High Yield Bond Fund Institutional Class	4,793,668	50,673,718	2,779,352	7,097,141	303,607	(1,918,627)	819,059	44,437,302	3.06
Great-West Inflation-Protected Securities Fund Institutional Class	9,673,099	110,907,379	13,929,050	29,637,627	(899,058)	2,789,690	303,066	97,988,492	6.74
Great-West Multi-Sector Bond Fund Institutional Class	6,497,038	70,806,017	5,477,092	13,411,685	(498,657)	(499,864)	1,376,639	62,371,560	4.29
Great-West Short Duration Bond Fund Institutional Class	4,010,923	45,890,396	5,340,624	11,360,874	(325,740)	640,177	482,305	40,510,323	2.79
					(899,668)	9,138,626	5,776,365	550,710,401	37.90
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	677,911	7,919,263	1,334,497	1,050,650	253,637	(1,254,521)	205	6,948,589	0.48
Great-West Emerging Markets Equity Fund Institutional Class	3,536,659	34,366,534	3,369,392	5,684,455	(683,753)	(1,777,666)	-	30,273,805	2.08

Semi-Annual Report - June 30, 2020

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West International Growth Fund Institutional Class	4,470,391	$ 49,388,150	$ 3,500,327	$12,731,859	$ (1,213,169)	$ 3,250,883	$ -	$ 43,407,501	2.99%
Great-West International Index Fund Institutional Class	10,622,432	110,027,947	11,346,067	14,236,516	850,235	(11,004,490)	-	96,133,008	6.62
Great-West International Value Fund Institutional Class	7,009,711	60,565,757	4,966,063	9,992,424	(2,018,300)	(2,475,887)	-	53,063,509	3.65
Great-West Large Cap Growth Fund Institutional Class	5,857,280	75,855,605	5,150,198	22,240,750	1,333,355	7,480,782	106,003	66,245,835	4.56
Great-West Large Cap Value Fund Institutional Class	13,048,132	92,042,880	13,616,461	17,985,705	(5,097,332)	(7,166,660)	1,003,313	80,506,976	5.54
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,196,237	22,131,049	4,559,706	4,602,364	(1,202,473)	(2,463,494)	80,911	19,624,897	1.35
Great-West Mid Cap Value Fund Institutional Class	3,822,607	31,523,862	6,895,382	6,476,818	(723,752)	(4,152,075)	202,304	27,790,351	1.91
Great-West Real Estate Index Fund Institutional Class	3,398,282	27,596,942	6,296,052	5,599,636	(578,074)	(4,165,559)	400,265	24,127,799	1.66
Great-West S&P 500® Index Fund Institutional Class	15,837,515	168,578,200	16,748,783	34,825,481	(745,554)	(3,529,367)	2,042,888	146,972,135	10.12
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,189,940	71,878,970	13,241,293	19,180,093	(3,091,216)	(2,795,735)	556,931	63,144,435	4.35
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,681,175	41,422,638	8,281,253	11,304,502	(3,765,897)	(1,699,000)	351,941	36,700,389	2.53
Great-West Small Cap Growth Fund Institutional Class	314,555	3,798,646	651,346	1,287,718	(89,510)	194,032	-	3,356,306	0.23
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,485,998	32,392,846	3,682,621	9,030,386	(996,317)	1,330,941	-	28,376,022	1.95
					(17,768,120)	(30,227,816)	4,744,761	726,671,557	50.02
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	94,503,362	107,098,023	18,751,503	32,032,716	-	-	686,552	94,503,362	6.51
					0	0	686,552	94,503,362	6.51
				Total	$(18,667,788)	$(21,089,190)	$11,207,678	$1,371,885,320	94.43%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,462,280	$25,609,253	$7,675,629	$8,175,984	$ 430,808	$ 671,171	$ 265,972	$ 25,780,069	9.31%
Great-West Core Bond Fund Institutional Class	1,207,170	12,570,831	3,477,516	3,739,124	103,472	353,986	143,644	12,663,209	4.58
Great-West Global Bond Fund Institutional Class	1,270,656	11,308,002	3,284,345	3,291,797	(123,499)	(42,533)	29,646	11,258,017	4.07
Great-West High Yield Bond Fund Institutional Class	765,872	7,088,689	1,294,162	1,148,065	(96,145)	(135,151)	131,353	7,099,635	2.57
Great-West Inflation-Protected Securities Fund Institutional Class	1,120,827	11,284,204	3,241,155	3,481,453	(90,216)	310,069	35,337	11,353,975	4.10

Semi-Annual Report - June 30, 2020

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West Multi-Sector Bond Fund Institutional Class	1,063,451	$10,153,797	$2,376,495	$2,300,795	$ (106,407)	$ (20,362)	$ 226,213	$ 10,209,135	3.69%
Great-West Short Duration Bond Fund Institutional Class	500,108	5,024,729	1,407,848	1,446,616	(16,952)	65,132	57,582	5,051,093	1.82
					101,061	1,202,312	889,747	83,415,133	30.14
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	148,454	1,518,818	364,936	162,309	(11,908)	(199,787)	45	1,521,658	0.55
Great-West Emerging Markets Equity Fund Institutional Class	862,170	7,384,573	1,440,218	1,030,948	(122,718)	(413,671)	-	7,380,172	2.67
Great-West International Growth Fund Institutional Class	1,039,447	10,099,351	1,068,258	1,647,495	(150,224)	572,913	-	10,093,027	3.65
Great-West International Index Fund Institutional Class	2,466,991	22,431,026	4,190,807	2,390,569	(292,534)	(1,904,993)	-	22,326,271	8.07
Great-West International Value Fund Institutional Class	1,627,631	12,321,813	2,062,056	1,684,093	(587,102)	(378,607)	-	12,321,169	4.45
Great-West Large Cap Growth Fund Institutional Class	1,285,274	14,432,018	1,360,688	3,182,090	(252,501)	1,925,829	23,305	14,536,445	5.25
Great-West Large Cap Value Fund Institutional Class	2,898,109	17,855,817	4,074,625	1,925,129	(508,909)	(2,123,980)	223,277	17,881,333	6.46
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	770,677	4,665,551	1,409,462	656,590	(154,486)	(686,467)	19,545	4,731,956	1.71
Great-West Mid Cap Value Fund Institutional Class	845,960	6,108,657	1,784,734	888,088	(200,069)	(855,176)	44,841	6,150,127	2.22
Great-West Real Estate Index Fund Institutional Class	657,020	4,677,363	1,520,180	664,620	6,546	(868,083)	77,531	4,664,840	1.68
Great-West S&P 500® Index Fund Institutional Class	3,494,799	32,295,300	4,683,895	4,245,029	(794,882)	(302,427)	451,547	32,431,739	11.72
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,812,209	13,839,707	3,413,084	2,571,043	(600,608)	(709,620)	123,438	13,972,128	5.05
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,368,405	8,675,856	2,443,909	1,498,521	(468,131)	(781,348)	84,953	8,839,896	3.19
Great-West Small Cap Growth Fund Institutional Class	75,662	800,324	165,078	187,843	(14,173)	29,757	-	807,316	0.29
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	765,428	6,193,291	899,781	1,030,271	(140,294)	167,781	-	6,230,582	2.25
					(4,291,993)	(6,527,879)	1,048,482	163,888,659	59.21
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	11,802,076	11,758,880	3,977,636	4,016,755	-	-	82,315	11,802,076	4.26
					0	0	82,315	11,802,076	4.26
				Total	$(4,190,932)	$(5,325,567)	$2,020,544	$259,105,868	93.61%

Semi-Annual Report - June 30, 2020

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	8,947,351	$107,418,383	$19,652,637	$36,753,849	$ 809,925	$ 3,361,590	$ 991,420	$ 93,678,761	6.94%
Great-West Core Bond Fund Institutional Class	4,384,315	52,705,991	8,478,629	16,534,270	266,546	1,341,111	535,385	45,991,461	3.41
Great-West Global Bond Fund Institutional Class	4,479,314	45,821,650	7,615,751	13,520,030	(631,802)	(230,649)	104,462	39,686,722	2.94
Great-West High Yield Bond Fund Institutional Class	2,725,645	29,045,721	2,039,962	4,723,193	(34,172)	(1,095,763)	467,638	25,266,727	1.87
Great-West Inflation-Protected Securities Fund Institutional Class	2,701,818	31,387,985	5,267,670	10,062,666	(317,239)	776,431	85,357	27,369,420	2.03
Great-West Multi-Sector Bond Fund Institutional Class	3,843,717	42,369,587	5,111,031	9,763,059	16,133	(817,875)	819,827	36,899,684	2.74
Great-West Short Duration Bond Fund Institutional Class	1,361,517	15,772,493	2,533,065	4,745,689	(121,390)	191,455	160,590	13,751,324	1.02
					(11,999)	3,526,300	3,164,679	282,644,099	20.95
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	828,424	9,736,853	1,069,259	853,420	78,852	(1,461,348)	251	8,491,344	0.63
Great-West Emerging Markets Equity Fund Institutional Class	5,308,964	52,186,889	3,056,033	6,210,484	(690,582)	(3,587,704)	-	45,444,734	3.37
Great-West International Growth Fund Institutional Class	6,091,225	67,968,522	1,479,007	12,859,981	(700,590)	2,558,251	-	59,145,799	4.38
Great-West International Index Fund Institutional Class	14,480,336	151,013,425	8,214,595	12,961,542	(572,610)	(15,219,436)	-	131,047,042	9.71
Great-West International Value Fund Institutional Class	9,544,574	83,049,857	3,380,448	9,097,001	(2,090,294)	(5,080,875)	-	72,252,429	5.36
Great-West Large Cap Growth Fund Institutional Class	7,120,959	91,693,613	1,518,858	19,302,503	2,602,878	6,628,073	128,856	80,538,041	5.97
Great-West Large Cap Value Fund Institutional Class	16,164,002	114,420,031	10,869,656	11,125,149	(2,404,378)	(14,432,647)	1,244,967	99,731,891	7.39
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,651,641	32,449,607	4,867,833	3,980,810	(1,129,182)	(4,775,556)	118,219	28,561,074	2.12
Great-West Mid Cap Value Fund Institutional Class	4,734,437	39,272,463	6,277,986	5,245,231	(852,223)	(5,885,863)	250,850	34,419,355	2.55
Great-West Real Estate Index Fund Institutional Class	3,219,567	26,256,395	4,762,001	3,522,469	(222,632)	(4,637,004)	380,164	22,858,923	1.70
Great-West S&P 500® Index Fund Institutional Class	19,457,030	206,422,120	9,379,509	27,725,810	(709,219)	(7,514,579)	2,511,148	180,561,240	13.39
Great-West S&P Mid Cap 400® Index Fund Institutional Class	10,049,810	88,313,418	11,200,699	14,701,853	(1,550,306)	(7,328,229)	684,731	77,484,035	5.74
Great-West S&P Small Cap 600® Index Fund Institutional Class	8,223,737	60,166,777	8,538,247	9,682,991	(3,154,523)	(5,896,689)	512,584	53,125,344	3.94
Great-West Small Cap Growth Fund Institutional Class	458,779	5,551,832	634,002	1,420,292	(92,008)	129,632	-	4,895,174	0.36
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,231,006	39,291,280	2,285,336	7,398,082	(521,992)	261,855	-	34,440,389	2.55
					(12,008,809)	(66,242,119)	5,831,770	932,996,814	69.16

Semi-Annual Report - June 30, 2020

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	32,077,237	$ 36,793,074	$ 7,949,055	$12,895,403	$ -	$ -	$ 230,511	$ 32,077,237	2.38%
					0	0	230,511	32,077,237	2.38
				Total	$(12,020,808)	$(62,715,819)	$9,226,960	$1,247,718,150	92.49%
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	865,897	$ 8,963,021	$3,183,535	$3,257,617	$ 208,229	$ 176,997	$ 92,299	$ 9,065,936	4.66%
Great-West Core Bond Fund Institutional Class	424,850	4,404,880	1,456,632	1,506,100	55,781	101,266	49,918	4,456,678	2.29
Great-West Global Bond Fund Institutional Class	421,093	3,724,506	1,300,953	1,276,484	(39,802)	(18,088)	9,733	3,730,887	1.92
Great-West High Yield Bond Fund Institutional Class	258,740	2,383,547	572,486	518,481	(50,341)	(39,038)	44,097	2,398,514	1.24
Great-West Inflation-Protected Securities Fund Institutional Class	153,706	1,540,004	523,842	547,045	(11,405)	40,241	4,809	1,557,042	0.80
Great-West Multi-Sector Bond Fund Institutional Class	371,949	3,542,658	1,021,653	986,516	(44,037)	(7,086)	78,689	3,570,709	1.84
Great-West Short Duration Bond Fund Institutional Class	94,373	943,546	314,615	317,143	(3,983)	12,154	10,758	953,172	0.49
					114,442	266,446	290,303	25,732,938	13.24
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	130,859	1,327,608	341,469	131,126	(11,649)	(196,649)	39	1,341,302	0.69
Great-West Emerging Markets Equity Fund Institutional Class	920,279	7,825,491	1,624,124	1,101,822	(167,602)	(470,200)	-	7,877,593	4.05
Great-West International Growth Fund Institutional Class	1,004,552	9,706,945	1,080,603	1,514,963	(191,462)	481,615	-	9,754,200	5.02
Great-West International Index Fund Institutional Class	2,387,856	21,554,757	4,180,218	2,038,319	(315,283)	(2,086,559)	-	21,610,097	11.12
Great-West International Value Fund Institutional Class	1,573,706	11,844,615	2,185,073	1,715,339	(677,485)	(401,391)	-	11,912,958	6.13
Great-West Large Cap Growth Fund Institutional Class	1,103,577	12,395,705	958,255	2,412,325	(289,730)	1,539,823	19,963	12,481,458	6.42
Great-West Large Cap Value Fund Institutional Class	2,544,107	15,559,843	3,863,530	1,701,013	(517,549)	(2,025,217)	194,607	15,697,143	8.07
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	788,372	4,751,414	1,503,195	613,011	(156,437)	(800,994)	19,882	4,840,604	2.49
Great-West Mid Cap Value Fund Institutional Class	742,519	5,334,427	1,621,607	713,528	(195,631)	(844,394)	39,101	5,398,112	2.78
Great-West Real Estate Index Fund Institutional Class	465,233	3,315,650	1,129,548	502,673	(18,061)	(639,369)	54,589	3,303,156	1.70
Great-West S&P 500® Index Fund Institutional Class	3,031,823	28,003,482	4,166,709	3,425,112	(733,611)	(609,764)	390,244	28,135,315	14.47

Semi-Annual Report - June 30, 2020

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,573,373	$11,967,216	$2,886,622	$1,816,775	$ (484,889)	$ (906,355)	$ 106,471	$ 12,130,708	6.24%
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,394,596	8,807,159	2,595,908	1,415,248	(473,346)	(978,731)	86,132	9,009,088	4.63
Great-West Small Cap Growth Fund Institutional Class	76,676	806,352	152,483	151,996	(15,493)	11,289	-	818,128	0.42
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	657,898	5,300,843	715,251	701,880	(111,939)	41,078	-	5,355,292	2.75
					(4,360,167)	(7,885,818)	911,028	149,665,154	76.98
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,236,148	2,213,314	875,827	868,493	-	-	15,500	2,236,148	1.15
					0	0	15,500	2,236,148	1.15
				Total	$(4,245,725)	$(7,619,372)	$1,216,831	$177,634,240	91.37%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,480,208	$ 30,012,943	$6,261,539	$11,167,838	$ 305,591	$ 861,131	$ 272,336	$ 25,967,775	3.26%
Great-West Core Bond Fund Institutional Class	1,219,499	14,776,925	2,762,620	5,106,598	93,736	359,597	147,554	12,792,544	1.60
Great-West Global Bond Fund Institutional Class	1,178,883	12,131,441	2,347,208	3,963,520	(151,618)	(70,222)	27,551	10,444,907	1.31
Great-West High Yield Bond Fund Institutional Class	727,604	7,800,419	785,760	1,642,061	(109,721)	(199,228)	125,083	6,744,890	0.85
Great-West Inflation-Protected Securities Fund Institutional Class	180,325	2,111,757	410,693	744,929	(18,221)	49,172	5,721	1,826,693	0.23
Great-West Multi-Sector Bond Fund Institutional Class	1,059,167	11,753,241	1,764,577	3,132,470	3,107	(217,346)	226,539	10,168,002	1.27
Great-West Short Duration Bond Fund Institutional Class	180,896	2,112,113	396,116	700,737	(9,146)	19,554	21,159	1,827,046	0.23
					113,728	802,658	825,943	69,771,857	8.75
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	552,153	6,518,029	598,773	442,227	38,527	(1,015,005)	167	5,659,570	0.71
Great-West Emerging Markets Equity Fund Institutional Class	4,261,027	42,186,556	3,220,108	6,253,803	(918,126)	(2,678,473)	-	36,474,388	4.58
Great-West International Growth Fund Institutional Class	4,453,325	49,989,726	1,216,939	9,856,919	(877,036)	1,892,040	-	43,241,786	5.43
Great-West International Index Fund Institutional Class	10,590,504	111,059,777	5,474,616	9,169,609	(757,967)	(11,520,725)	-	95,844,059	12.03
Great-West International Value Fund Institutional Class	6,975,472	61,064,021	2,990,206	7,755,183	(2,102,951)	(3,494,720)	-	52,804,324	6.63

Semi-Annual Report - June 30, 2020

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	4,648,827	$ 60,126,921	$ 747,532	$12,868,407	$ 871,181	$ 4,572,187	$ 84,254	$ 52,578,233	6.60%
Great-West Large Cap Value Fund Institutional Class	10,772,546	76,574,668	6,348,814	5,717,462	(1,078,495)	(10,739,413)	830,142	66,466,607	8.34
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,567,987	25,059,993	3,428,498	2,535,697	(722,415)	(4,045,354)	90,927	21,907,440	2.75
Great-West Mid Cap Value Fund Institutional Class	3,146,812	26,262,527	3,772,821	2,882,435	(486,141)	(4,275,591)	167,074	22,877,322	2.87
Great-West Real Estate Index Fund Institutional Class	1,920,611	15,755,494	2,950,184	2,251,886	(164,978)	(2,817,453)	227,349	13,636,339	1.71
Great-West S&P 500® Index Fund Institutional Class	12,852,184	136,873,852	4,986,688	17,295,718	(1,179,854)	(5,296,555)	1,660,083	119,268,267	14.97
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,627,113	58,595,175	6,040,824	8,125,516	(1,086,814)	(5,415,440)	452,633	51,095,043	6.41
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,295,360	46,385,645	5,882,797	6,021,573	(1,780,965)	(5,578,842)	393,787	40,668,027	5.11
Great-West Small Cap Growth Fund Institutional Class	345,883	4,214,368	368,063	922,331	(56,567)	30,471	-	3,690,571	0.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,755,292	25,720,421	798,733	3,926,866	(264,374)	(164,214)	-	22,428,074	2.82
					(10,566,975)	(50,547,087)	3,906,416	648,640,050	81.42
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,367,430	5,049,691	1,219,802	1,933,316	-	-	31,253	4,367,430	0.55
					0	0	31,253	4,367,430	0.55
				Total	$(10,453,247)	$(49,744,429)	$4,763,612	$722,779,337	90.72%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	275,850	$ 2,943,851	$ 979,433	$1,089,739	$ 70,958	$ 54,596	$ 29,210	$ 2,888,141	2.82%
Great-West Core Bond Fund Institutional Class	134,785	1,440,617	445,272	503,396	20,335	31,404	15,725	1,413,897	1.38
Great-West Global Bond Fund Institutional Class	130,991	1,192,980	386,089	413,247	(12,037)	(5,240)	3,039	1,160,582	1.14
Great-West High Yield Bond Fund Institutional Class	80,257	761,899	168,651	174,861	(15,428)	(11,705)	13,713	743,984	0.73
Great-West Multi-Sector Bond Fund Institutional Class	117,146	1,149,141	309,472	332,146	(12,222)	(1,865)	24,860	1,124,602	1.10
Great-West Short Duration Bond Fund Institutional Class	14,194	146,289	46,023	50,731	(374)	1,775	1,604	143,356	0.14
					51,232	68,965	88,151	7,474,562	7.31
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	70,889	741,615	167,548	65,927	(1,200)	(116,621)	21	726,615	0.71

Semi-Annual Report - June 30, 2020

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	595,333	$ 5,214,027	$1,051,587	$ 877,703	$ (123,215)	$ (291,858)	$ -	$ 5,096,053	4.99%
Great-West International Growth Fund Institutional Class	593,095	5,904,020	579,473	1,014,902	(130,956)	290,363	-	5,758,954	5.63
Great-West International Index Fund Institutional Class	1,411,004	13,118,112	2,206,471	1,275,197	(172,688)	(1,279,800)	-	12,769,586	12.49
Great-West International Value Fund Institutional Class	929,709	7,211,656	1,188,654	1,163,447	(454,860)	(198,969)	-	7,037,894	6.88
Great-West Large Cap Growth Fund Institutional Class	582,374	6,718,231	537,322	1,493,550	(174,463)	824,648	10,528	6,586,651	6.44
Great-West Large Cap Value Fund Institutional Class	1,366,906	8,633,698	1,822,081	860,765	(245,098)	(1,161,204)	104,809	8,433,810	8.25
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	484,018	3,007,853	851,888	347,120	(78,043)	(540,750)	12,243	2,971,871	2.91
Great-West Mid Cap Value Fund Institutional Class	399,178	2,958,525	784,198	353,408	(93,966)	(487,290)	21,110	2,902,025	2.84
Great-West Real Estate Index Fund Institutional Class	247,933	1,810,737	591,841	302,567	(13,237)	(339,687)	29,248	1,760,324	1.72
Great-West S&P 500® Index Fund Institutional Class	1,619,253	15,357,993	2,043,483	2,035,919	(407,780)	(338,889)	208,589	15,026,668	14.70
Great-West S&P Mid Cap 400® Index Fund Institutional Class	836,748	6,566,551	1,370,379	912,409	(223,187)	(573,194)	56,870	6,451,327	6.31
Great-West S&P Small Cap 600® Index Fund Institutional Class	857,882	5,586,003	1,434,617	778,122	(244,829)	(700,580)	53,121	5,541,918	5.42
Great-West Small Cap Growth Fund Institutional Class	47,166	511,261	80,355	88,090	(7,129)	(261)	-	503,265	0.49
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	346,303	2,877,036	312,318	372,305	(52,803)	1,856	-	2,818,905	2.76
					(2,423,454)	(4,912,236)	496,539	84,385,866	82.54
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	327,501	334,261	124,049	133,090	-	-	2,281	327,501	0.32
					0	0	2,281	327,501	0.32
				Total	$(2,372,222)	$(4,843,271)	$586,971	$92,187,929	90.17%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	901,837	$10,776,649	$2,589,833	$4,190,391	$ 150,106	$ 266,144	$ 97,115	$ 9,442,235	2.63%
Great-West Core Bond Fund Institutional Class	441,693	5,285,887	1,154,069	1,928,071	42,192	121,476	52,403	4,633,361	1.29
Great-West Global Bond Fund Institutional Class	451,893	4,595,167	1,039,777	1,602,188	(50,460)	(28,987)	10,497	4,003,769	1.11
Great-West High Yield Bond Fund Institutional Class	262,825	2,785,641	364,610	662,547	(54,406)	(51,316)	44,938	2,436,388	0.68

Semi-Annual Report - June 30, 2020

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West Multi-Sector Bond Fund Institutional Class	384,969	$ 4,222,080	$ 759,422	$1,258,020	$ (41,981)	$ (27,786)	$ 81,862	$ 3,695,696	1.03%
Great-West Short Duration Bond Fund Institutional Class	46,218	532,911	116,712	187,421	(1,753)	4,603	5,300	466,805	0.13
					43,698	284,134	292,115	24,678,254	6.87
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	242,238	2,827,444	342,392	202,611	66,883	(484,283)	73	2,482,942	0.69
Great-West Emerging Markets Equity Fund Institutional Class	2,232,180	21,827,935	2,177,462	3,606,118	(462,891)	(1,291,816)	-	19,107,463	5.32
Great-West International Growth Fund Institutional Class	2,129,145	23,628,865	843,491	4,889,817	(552,643)	1,091,457	-	20,673,996	5.75
Great-West International Index Fund Institutional Class	5,063,610	52,485,994	3,590,840	4,239,712	374,516	(6,011,449)	-	45,825,673	12.75
Great-West International Value Fund Institutional Class	3,334,448	28,857,559	1,889,229	3,964,703	(1,017,068)	(1,540,317)	-	25,241,768	7.03
Great-West Large Cap Growth Fund Institutional Class	1,978,029	25,392,455	679,962	6,154,813	(124,196)	2,453,901	35,762	22,371,505	6.23
Great-West Large Cap Value Fund Institutional Class	4,683,580	32,951,134	3,596,857	3,362,185	(733,989)	(4,288,118)	359,403	28,897,688	8.04
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,764,266	12,251,269	2,056,415	1,488,482	(312,282)	(1,986,608)	44,724	10,832,594	3.02
Great-West Mid Cap Value Fund Institutional Class	1,369,948	11,312,390	1,919,258	1,310,965	(65,854)	(1,961,157)	72,404	9,959,526	2.77
Great-West Real Estate Index Fund Institutional Class	876,604	7,117,681	1,583,228	1,211,388	(49,675)	(1,265,636)	103,265	6,223,885	1.73
Great-West S&P 500® Index Fund Institutional Class	5,533,779	58,481,440	3,238,480	7,781,769	(61,088)	(2,584,683)	713,096	51,353,468	14.29
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,858,775	25,015,861	3,178,303	3,969,305	(528,180)	(2,183,703)	194,352	22,041,156	6.14
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,119,832	22,728,057	3,503,623	3,592,475	(1,036,330)	(2,485,088)	194,020	20,154,117	5.61
Great-West Small Cap Growth Fund Institutional Class	173,004	2,088,377	237,767	495,827	(25,044)	15,638	-	1,845,955	0.51
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,174,452	10,869,847	507,855	1,873,119	(214,909)	55,456	-	9,560,039	2.66
					(4,742,750)	(22,466,406)	1,717,099	296,571,775	82.54
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,076,791	1,229,593	332,952	493,420	-	-	7,666	1,076,791	0.30
					0	0	7,666	1,076,791	0.30
				Total	$(4,699,052)	$(22,182,272)	$2,016,880	$322,326,820	89.71%

Semi-Annual Report - June 30, 2020

Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	4,942	$ 30,044	$ 77,659	$ 57,220	$ 840	$ 1,261	$ 476	$ 51,744	2.56%
Great-West Core Bond Fund Institutional Class	2,429	14,792	37,814	27,776	306	646	257	25,476	1.26
Great-West Global Bond Fund Institutional Class	2,616	13,628	35,166	25,905	(504)	286	61	23,175	1.15
Great-West High Yield Bond Fund Institutional Class	1,434	7,797	19,296	13,657	(228)	(139)	245	13,297	0.66
Great-West Multi-Sector Bond Fund Institutional Class	2,114	11,844	29,808	21,232	57	(124)	447	20,296	1.01
Great-West Short Duration Bond Fund Institutional Class	242	1,421	3,662	2,684	(10)	43	25	2,442	0.12
					461	1,973	1,511	136,430	6.76
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,314	7,919	19,672	12,930	(528)	(1,189)	-	13,472	0.67
Great-West Emerging Markets Equity Fund Institutional Class	13,321	66,972	160,805	107,351	(1,123)	(6,402)	-	114,024	5.65
Great-West International Growth Fund Institutional Class	12,150	69,464	159,346	112,522	1,712	1,694	-	117,982	5.84
Great-West International Index Fund Institutional Class	28,777	154,259	366,800	248,680	(12,166)	(11,943)	-	260,436	12.90
Great-West International Value Fund Institutional Class	19,023	84,821	200,486	136,681	(6,027)	(4,622)	-	144,004	7.13
Great-West Large Cap Growth Fund Institutional Class	10,659	70,499	158,745	121,091	(3,476)	12,395	193	120,548	5.97
Great-West Large Cap Value Fund Institutional Class	25,501	92,631	226,560	147,056	(7,815)	(14,796)	1,963	157,339	7.79
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	10,274	36,483	93,713	61,514	(4,880)	(5,600)	260	63,082	3.12
Great-West Mid Cap Value Fund Institutional Class	7,480	31,691	80,807	52,448	(3,192)	(5,673)	396	54,377	2.69
Great-West Real Estate Index Fund Institutional Class	4,986	20,663	54,982	37,569	(3,257)	(2,674)	587	35,402	1.75
Great-West S&P 500® Index Fund Institutional Class	29,944	162,890	383,776	268,208	(13,614)	(576)	3,860	277,882	13.76
Great-West S&P Mid Cap 400® Index Fund Institutional Class	15,521	69,689	172,383	119,643	(8,749)	(2,763)	1,055	119,666	5.92
Great-West S&P Small Cap 600® Index Fund Institutional Class	18,193	67,638	172,235	119,099	(12,124)	(3,245)	1,125	117,529	5.82
Great-West Small Cap Growth Fund Institutional Class	1,007	6,254	14,693	10,323	(132)	119	-	10,743	0.53
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,354	30,201	70,949	51,608	(2,703)	2,178	-	51,720	2.56
					(78,074)	(43,097)	9,439	1,658,206	82.10
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,903	3,432	9,077	6,641	-	-	35	5,903	0.29
					0	0	35	5,903	0.29
				Total	$(77,613)	$(41,124)	$10,985	$1,800,539	89.15%

Semi-Annual Report - June 30, 2020

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund	$100,538,952	$171,847,304
Great-West Lifetime 2020 Fund	66,747,692	52,939,389
Great-West Lifetime 2025 Fund	210,265,784	362,981,125
Great-West Lifetime 2030 Fund	61,859,843	49,765,969
Great-West Lifetime 2035 Fund	148,308,724	258,732,653
Great-West Lifetime 2040 Fund	42,254,878	27,422,365
Great-West Lifetime 2045 Fund	73,515,090	125,476,071
Great-West Lifetime 2050 Fund	19,690,290	13,741,791
Great-West Lifetime 2055 Fund	40,990,979	60,282,759
Great-West Lifetime 2060 Fund	2,866,431	1,892,428
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. On April 21,2020, the Board of Directors approved the merger of the Great-West Lifetime Conservative 2015 Fund (Target Fund) into the Great-West Lifetime 2015 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2020 Fund (Target Fund) into the Great-West Lifetime 2020 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2025 Fund (Target Fund) into the Great-West Lifetime 2025 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2030 Fund (Target Fund) into the Great-West Lifetime 2030 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2035 Fund (Target Fund) into the Great-West Lifetime 2035 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2040 Fund (Target Fund) into the Great-West Lifetime 2040 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2045 Fund (Target Fund) into the Great-West Lifetime 2045 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2050 Fund (Target Fund) into the Great-West Lifetime 2050 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2055 Fund (Target Fund) into the Great-West Lifetime 2055 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2060 Fund (Target Fund) into the Great-West Lifetime 2060 Fund (Acquiring Fund), with an effective date on or about August 14, 2020. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: (i) Great-West Lifetime 2015 Fund; (ii) Great-West Lifetime Conservative 2015 Fund; (iii) Great-West Lifetime 2020 Fund; (iv) Great-West Lifetime Conservative 2020 Fund; (v) Great-West Lifetime 2025 Fund; (vi) Great-West Lifetime Conservative 2025 Fund; (vii) Great-West Lifetime 2030 Fund; (viii) Great-West Lifetime Conservative 2030 Fund; (ix) Great-West Lifetime 2035 Fund; (x) Great-West Lifetime Conservative 2035 Fund; (xi) Great-West Lifetime 2040 Fund; (xii) Great-West Lifetime Conservative 2040 Fund; (xiii) Great-West Lifetime 2045 Fund; (xiv) Great-West Lifetime Conservative 2045 Fund; (xv) Great-West Lifetime

2050 Fund; (xvi) Great-West Lifetime Conservative 2050 Fund; (xvii) Great-West Lifetime 2055 Fund; (xviii) Great-West Lifetime Conservative 2055 Fund; (xvix) Great-West Lifetime 2060 Fund; and (xx) Great-West Lifetime Conservative 2060 Fund (each a “Fund,” collectively, the “Funds”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
In connection with its assessment of the Advisory Agreement, the Board considered that at the April Meeting, GWCM proposed, and the Board approved, the reorganization of each of Great-West Lifetime Conservative 2015, Great-West Lifetime Conservative 2020, Great-West Lifetime Conservative 2025, Great-West Lifetime Conservative 2030, Great-West Lifetime Conservative 2035, Great-West Lifetime Conservative 2040, Great-West Lifetime Conservative 2045, Great-West Lifetime Conservative 2050, Great-West Lifetime Conservative 2055, and Great-West Lifetime Conservative 2060 Fund (each a “Conservative Fund” and, collectively, the “Conservative Funds”) into the corresponding Great-West Lifetime 2015, Great-West Lifetime 2020, Great-West Lifetime 2025, Great-West Lifetime 2030, Great-West Lifetime 2035, Great-West Lifetime 2040, Great-West Lifetime 2045, Great-West Lifetime 2050, Great-West Lifetime 2055, and Great-West Lifetime 2060 Funds (each an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Board noted that each reorganization is expected to occur on or about August 14, 2020, and therefore, the renewal of the Advisory Agreement as to each of the Conservative Funds would continue for such time until the effectiveness of a Conservative Fund’s reorganization.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight. The Board noted GWCM’s recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new compliance tool as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Funds are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data generally included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019.
In reviewing the available performance data, the Board noted that the following Funds were launched on April 28, 2016: (i) Great-West Lifetime Conservative 2020 and Great-West Lifetime 2020 Fund; (ii) Great-West Lifetime Conservative 2030 Fund and Great-West Lifetime 2030 Fund; (iii) Great-West Lifetime Conservative 2040 Fund and Great-West Lifetime 2040 Fund; and (iv) Great-West Lifetime Conservative 2050 Fund and Great-West Lifetime 2050 Fund. In addition, the Board noted that Great-West Lifetime Conservative 2060 Fund and Great-West Lifetime 2060 Fund were recently launched on May 1, 2019, and therefore, the performance data for these Funds was limited to the period since inception through December 31, 2019.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its benchmark index as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West Lifetime 2015 Fund: The annualized returns of the Investor Class were in the third, fourth, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2019, respectively, which, as to the returns for the five- and ten-year periods exceeded the performance universe median. The annualized returns of the Institutional Class were in the third quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, which exceeded its performance universe median for both periods. The Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2015 Fund: The annualized returns of each class were in the fifth quintile of its respective performance universe for each period reviewed and underperformed its benchmark index for each period reviewed.
•	Great-West Lifetime 2020 Fund: The annualized returns of the Investor Class were in the third quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, exceeding its performance universe median. As to the Institutional Class, the annualized returns were in the second quintile of its performance universe for both the one- and three-year periods ended December 31, 2019. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2020 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and underperformed its benchmark index.
•	Great-West Lifetime 2025 Fund: The annualized returns of the Investor Class were in the third, fourth, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2019, respectively, which, as to the third quintile ranking for the five-year period, exceeded the performance universe median. As to the

Institutional Class, the annualized returns were in the third quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, exceeding the performance universe median for both periods. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2025 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and underperformed its benchmark index.
•	Great-West Lifetime 2030 Fund: The Investor Class annualized returns ranked in the third and fourth quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively (with specific rankings in the 54th and 61st percentiles, respectively), while the Institutional Class annualized returns ranked in the third quintile of its performance universe over the same periods which, in each period, exceeded its performance universe median. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2030 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and underperformed its benchmark index.
•	Great-West Lifetime 2035 Fund: The annualized returns of the Investor Class were in the third, fourth, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2019, respectively, which, as to the third quintile ranking for the five-year period, exceeded the performance universe median. The annualized returns of the Institutional Class were in third quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, which exceeded its performance universe median for both periods. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2035 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and underperformed its benchmark index.
•	Great-West Lifetime 2040 Fund: The annualized returns of the Investor Class ranked in the third quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, which, as to the third quintile ranking for the one-year period, exceeded the performance universe median. As to the Institutional Class, its annualized returns for the one- and three-year periods ended December 31, 2019 ranked in the second and third quintiles of its performance universe, respectively, exceeding the performance universe median for both periods. With the exception of the annualized returns of the Institutional Class for the one-year period ended December 31, 2019, which exceeded its benchmark index, the Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2040 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and underperformed its benchmark index.
•	Great-West Lifetime 2045 Fund: The annualized returns of the Investor Class were in the third, fourth, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2019, respectively, which, as to the third quintile ranking for the five-year period, exceeded the performance universe median. For the Institutional Class, the annualized returns were in the second and third quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively, exceeding the performance universe median for both periods. The Fund approximated or underperformed its benchmark index over each period reviewed, with the exception of the Institutional Class for the one-year period ended December 31, 2019.
•	Great-West Lifetime Conservative 2045 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and approximated or underperformed its benchmark index, with the exception of the annualized returns of the Investor Class for the five- and ten-year periods ended December 31, 2019, which ranked in the fourth quintile of the performance universe.
•	Great-West Lifetime 2050 Fund: The annualized returns of the Investor Class were in the third quintile of its performance universe for the one- and three-year periods ended December 31, 2019, which, as to the third quintile ranking for the one-year period, exceeded the performance universe median. The Institutional Class annualized returns over the same periods ranked in the second and third quintiles, respectively, which exceeded the performance universe median for both periods. The Fund approximated or underperformed its benchmark index over each period reviewed, with the exception of the annualized returns of the Institutional Class for the one-year period ended December 31, 2019 which exceeded the benchmark index.

•	Great-West Lifetime Conservative 2050 Fund: The annualized returns of the Investor Class were in the fifth quintile of its performance universe for the one- and three-year periods ended December 31, 2019. As to the Institutional Class, its annualized returns were in the fourth quintile of its performance universe for the one- and three-year periods ended December 31, 2019. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2055 Fund: The annualized returns of the Investor Class were in the third, fourth, third and third quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2019, respectively, which, as to the ten-year period, exceeded the performance universe median and, for the one-, three- and five-year periods, ranked in the 53rd, 70th and 57th percentiles, respectively. For the Institutional Class, the annualized returns for the one- and three-year periods ended December 31, 2019 were in the second and third quintiles of its performance universe, respectively. The Fund approximated or underperformed its benchmark index over each period reviewed, with the exception of the annualized returns of the Institutional Class for the one-year period ended December 31, 2019 which exceeded the benchmark index.
•	Great-West Lifetime Conservative 2055 Fund: The annualized returns of the Investor Class were in the fifth quintile of its performance universe for the one- and three-year periods ended December 31, 2019 and in the fourth quintile of its performance universe for the five- and ten-year periods ended December 31, 2019. As to the Institutional Class, the annualized returns were in the fourth quintile for both the one- and three-year periods ended December 31, 2019. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2060 Fund: The annualized returns of the Investor Class and Institutional Class for the since-inception period ended December 31, 2019, were in the fourth and third quintiles, respectively, of its performance universe, but ranked in the 64th and 54th percentiles, respectively, and exceeded its benchmark index.
•	Great-West Lifetime Conservative 2060 Fund: The annualized returns of each class were in the fifth quintile of its respective performance universe for the since-inception period ended December 31, 2019, but exceeded its benchmark index.
In evaluating the performance data, the Board considered that the Funds are “target date” funds, which have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives. As the Funds approach their respective target year (i.e., the presumed retirement year for the investor), they become more conservative as demonstrated by their declining allocation to equities. Thus, the Board took into account GWCM’s asset allocation processes and the oversight thereof. In light of the limited performance track records for certain Funds, the Board also considered its accumulated experience in working with GWCM on matters relating to the Company’s other funds. Also considered by the Board as to the overall underperformance of the Conservative Funds generally, was the Board’s approval of the reorganization of each Conservative Fund into its corresponding Acquiring Fund. Moreover, the Board observed that, as to the Acquiring Funds generally, in most instances the performance of the Institutional Class approximated or slightly underperformed its benchmark index for the periods reviewed. Taking into account all of the foregoing, the Board determined that it was satisfied with the information provided regarding each Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2021, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and with respect to certain of the Fund’s investments in unaffiliated underlying funds.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups. In assessing the comparative expense data, the Board noted that it received a description of the methodology Broadridge used to determine the similarity of each Fund to the funds included in its peer group. The Board considered that, although useful, the utility of the data provided by Broadridge may vary depending on the selection of a peer group, which in this case, was composed of five funds (including a Fund) for the Investor Class and six funds (including a Fund) for the Institutional Class.
In reviewing each Fund’s total annual operating expense ratio, including underlying fund expenses, the Board observed that, with the exception of the Great-West Lifetime Conservative 2015 Fund, Institutional Class, which ranked in the third quintile of its peer group, the total annual operating expense ratio, including underlying fund expenses, for each Fund was in the fourth quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). As part of its comprehensive evaluation, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board also noted that under each Fund’s unified investment management fee structure GWCM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, GWCM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided or proposed to be provided to the Funds by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement effective April 29, 2020. GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020